Document and Entity Information Document	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 18, 2013	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name		Atlas Financial Holdings, Inc.
Entity Central Index Key			0001539894
Current Fiscal Year End Date			--12-31
Entity Filer Category			Smaller Reporting Company
Document Type		S-1
Document Period End Date		Sep 18, 2013
Document Fiscal Year Focus		2013
Document Fiscal Period Focus	Q3
Amendment Flag		false

Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Available-for-sale Securities, Debt Securities	$ 118,158	$ 98,079	$ 103,491	$ 118,158	$ 98,079	$ 103,491
Available-for-sale Securities, Equity Securities	375	1,571	1,141	375	1,571	1,141
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	1,249	1,262	0	1,249	1,262	0
Total Investments	119,782	100,912	104,632	119,782	100,912	104,632
Cash and Cash Equivalents, at Carrying Value	25,258	19,912	23,249	25,258	19,912	23,249
Accrued investment income	666	517	586	666	517	586
Accounts receivable and other (Net of allowance of $385 and $4,254)	29,459	21,923	9,579	29,459	21,923	9,579
Reinsurance recoverables, net	23,826	6,020	8,044	23,826	6,020	8,044
Prepaid Reinsurance Premiums	2,970	2,111	2,214	2,970	2,111	2,214
Deferred Policy Acquisition Costs, Net	4,661	3,764	3,020	4,661	3,764	3,020
Deferred tax asset, net	8,045	6,605	6,775	8,045	6,605	6,775
Intangible Assets, Net (Excluding Goodwill)	740	0		740	0
Software and office equipment, net	1,980	1,137	440	1,980	1,137	440
Assets held for sale	166	166	13,634	166	166	13,634
Total Assets	217,553	163,067	172,173	217,553	163,067	172,173
Liabilities
Claims liabilities	105,221	70,067	91,643	105,221	70,067	91,643
Unearned premiums	33,253	25,457	15,691	33,253	25,457	15,691
Due to reinsurers and other insurers	2,554	3,803	5,701	2,554	3,803	5,701
Other liabilities and accrued expenses	6,943	3,876	2,884	6,943	3,876	2,884
Total Liabilities	147,971	103,203	115,919	147,971	103,203	115,919
Shareholders��� Equity
Preferred shares, par value per share $0.001, 100,000,000 shares authorized, 20,000,000 shares issued and outstanding at March 31, 2013, 18,000,000 shares issued and outstanding at December 31, 2012. Liquidation value $1.00 per share	20,000	18,000	18,000	20,000	18,000	18,000
Ordinary voting common shares, par value per share $0.003, 266,666,667 shares authorized, 6,833,421 shares issued and outstanding at March 31, 2013, 2,256,921 shares issued and outstanding at December 31, 2012.	20	4	4	20	4	4
Restricted voting common shares, par value per share $0.003, 33,333,334 shares authorized, 1,262,471 shares issued and outstanding at March 31, 2013 and 3,887,471 shares issued and outstanding at December 31, 2012	4	14	14	4	14	14
Additional paid-in capital	160,973	152,768	152,652	160,973	152,768	152,652
Retained deficit	(110,372)	(112,675)	(115,841)	(110,372)	(112,675)	(115,841)
Accumulated other comprehensive income, net of tax	(1,043)	1,753	1,425	(1,043)	1,753	1,425
Total Shareholders' Equity	69,582	59,864	56,254	69,582	59,864	56,254
Total Liabilities and Shareholders��� Equity	217,553	163,067	172,173	217,553	163,067	172,173
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,476	$ 1,037	$ (3,228)	$ 1,802	$ 2,356	$ (3,280)

Consolidated Statements of Financial Position (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement [Line Items]
Fixed income securities at fair value, amortized cost	$ 98,079	$ 95,423	$ 101,473
Equity securities, at fair value, cost	1,563	1,563	994
Accounts receivable and other assets, allowance	$ 740	$ 484	$ 4,254
Shareholders��� Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	20,000,000	18,000,000	18,000,000
Preferred Stock, Shares Outstanding	20,000,000	18,000,000	18,000,000
Preferred Stock, Liquidation Preference Per Share	$ 1	$ 1	$ 1
Common stock, par value	$ 0.003	$ 0.003	$ 0.003
Common Stock, Shares Authorized	300,000,001	300,000,001
Common Stock, Shares, Outstanding	8,166,891	6,144,395	6,143,463
Ordinary Common Stock [Member]
Shareholders��� Equity
Common Stock, Shares Authorized	266,666,667	266,666,667	266,666,667
Common stock, shares issued	6,904,420	2,256,924	1,541,842
Common Stock, Shares, Outstanding	6,904,420	2,256,924	1,541,842
Restricted Voting Common Stock [Member]
Shareholders��� Equity
Common stock, par value	$ 0.003	$ 0.003	$ 0.003
Common Stock, Shares Authorized	33,333,334	33,333,334	33,333,334
Common stock, shares issued	1,262,471	3,887,471	4,601,621
Common Stock, Shares, Outstanding	1,262,471	3,887,471	4,601,621

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net premiums earned	$ 16,968	$ 7,552	$ 32,856	$ 15,861	$ 38,709	$ 35,747
Net investment income	547	657	1,159	1,265	2,453	3,280
Realized Investment Gains (Losses)	395	291	488	319	1,435	4,147
Available-for-sale Securities, Gross Realized Gains	1	291			799	4,147
Other income (expense), net	3	50	8	167	194	178
Revenues	17,913	8,550	34,511	17,612	42,791	43,352
Net claims incurred	10,957	5,408	21,218	11,312	26,545	28,994
Acquisition costs	2,227	1,395	4,497	2,768	6,471	7,294
Other underwriting expenses	2,956	1,617	6,015	3,267	6,609	10,697
Business Combination, Acquisition Related Costs	0	0	406	0
Operating Expenses	16,140	8,420	32,136	17,347	39,625	46,985
Income (loss) from operations before income tax (benefit)/expense	1,773	130	2,375	265	3,166	(3,633)
Income Tax Expense (Benefit)	72	0	72	0	0	(1,163)
Net income (loss) attributable to Atlas	1,701	130	2,303	265	3,166	(2,470)
Preferred Stock Dividends	225	202	501	402	810	810
Net Income (Loss) Available to Common Stockholders, Basic	1,476	(72)	1,802	(137)	2,356	(3,280)
Changes in net unrealized gains (losses)	(3,890)	798	(4,026)	1,024	1,446	154
Reclassification to income of net gains	(25)	(174)	(210)	(344)	(948)	(3,469)
Effect of income tax	1,331	(210)	1,440	(229)	(170)	(789)
Other comprehensive income/(loss) for the period	(2,584)	414	(2,796)	451	328	(1,631)
Total comprehensive income/(loss)	(883)	544	(493)	716	3,494	(4,101)
Basic weighted average common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099	6,144,281	6,124,542
Earnings/(loss) per common share, basic	$ 0.18	$ (0.01)	$ 0.24	$ (0.02)	$ 0.38	$ (0.54)
Diluted weighted average common shares outstanding	10,968,405	6,144,385	10,346,756	6,145,099	8,434,948	6,124,542
Earnings/(loss) per common share, diluted	$ 0.16	$ (0.01)	$ 0.22	$ (0.02)	$ 0.38	$ (0.54)
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax					$ 0	$ 2,473

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation, Depletion and Amortization			$ 315	$ 218
Pension Expense			0	2,657
Share-based Compensation			113	113
Gain (Loss) on Sale of Other Assets			0	(54)
Sale Leaseback Transaction, Current Period Gain Recognized			(26)	0
Deferred Income Tax Expense (Benefit)	0	0	0	(1,163)
Realized Investment Gains (Losses)	488	319	1,435	4,147
Accretion (Amortization) of Discounts and Premiums, Investments			921	953
Increase (Decrease) in Accounts and Other Receivables			(12,344)	3,762
Increase (Decrease) in Reinsurance Recoverable			2,127	1,018
Increase (Decrease) in Deferred Policy Acquisition Costs			(744)	784
Increase (Decrease) in Accrued Investment Income Receivable			69	707
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease)			(21,576)	(40,936)
Increase (Decrease) in Unearned Premiums			9,766	(1,370)
Increase (Decrease) in Reinsurance Payables			(1,898)	(3,913)
Increase (Decrease) in Accounts Payable and Accrued Liabilities			805	(3,320)
Payments to Acquire Available-for-sale Securities			53,470	64,563
Interest Paid			0	0
Income Taxes Paid, Net			0	0
Payments to Acquire Other Investments			1,250	0
Proceeds from Sale of Available-for-sale Securities			59,452	113,823
Net income (loss) attributable to Atlas	2,303	265	3,166	(2,470)
Adjustments to reconcile net income to net cash provided by operating activities:
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	521	315
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(14,208)	(4,162)
Increase (Decrease) in Net Claims Liabilities	(1,055)	(14,293)
Net cash flows used in operating activities	(12,439)	(17,875)	(20,741)	(47,161)
Cash Acquired from Acquisition	11,083	0
Proceeds from Sale, Maturity and Collection of Investments	46,304	31,031
Payments to Acquire Investments	(47,426)	(31,814)
Payments to Acquire Property, Plant, and Equipment	(265)	(345)	(673)	(396)
Proceeds from Sale of Property, Plant, and Equipment		13,342	13,342	2,436
Net Cash Provided by (Used in) Investing Activities	9,696	12,214	17,401	51,300
Proceeds from Issuance of Common Stock	9,756	0
Proceeds from Warrant Exercises	409	0
Payments of Dividends	(2,076)	0
Options Exercised	0	4	3	73
Net Cash Provided by (Used in) Financing Activities	8,089	4	3	73
Cash and cash equivalents, beginning of period	19,912	23,249	23,249	19,037
Cash and Cash Equivalents, Period Increase (Decrease)	5,346	(5,657)	(3,337)	4,212
Cash and cash equivalents, end of period	$ 25,258	$ 8,712	$ 19,912	$ 23,249

Consolidated Statements of Shareholders' Equity (USD $)	Total	Preferred Stock [Member]	Ordinary Common Stock [Member]	Restricted Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 60,169,000	$ 18,000,000	$ 4,000	$ 14,000	$ 152,466,000	$ (113,371,000)	$ 3,056,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	(2,470,000)					(2,470,000)
Preferred Stock, Value, Issued	18,000,000
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss), Net of Tax							(3,315,000)
Other comprehensive income (loss)	(1,631,000)
Share-based compensation	113,000				113,000
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax	1,684,000						1,684,000
Stock options exercised	73,000				73,000
Balance at Dec. 31, 2011	56,254,000	18,000,000	4,000	14,000	152,652,000	(115,841,000)	1,425,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	265,000					265,000
Proceeds from Issuance of Common Stock	0
Proceeds from Warrant Exercises	0
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss), Net of Tax							451,000
Other comprehensive income (loss)	451,000
Share-based compensation	57,000				57,000
Stock options exercised	4,000				4,000
Payments of Dividends	0
Balance at Jun. 30, 2012	57,031,000	18,000,000	4,000	14,000	152,713,000	(115,576,000)	1,876,000
Balance at Dec. 31, 2011	56,254,000	18,000,000	4,000	14,000	152,652,000	(115,841,000)	1,425,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	3,166,000					3,166,000
Preferred Stock, Value, Issued	18,000,000
Other comprehensive income (loss)	328,000						328,000
Share-based compensation	113,000
Stock options exercised	3,000				3,000
Balance at Dec. 31, 2012	59,864,000	18,000,000			116,000	(112,675,000)	1,753,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas						2,303,000
Balance at Mar. 29, 2013
Balance at Dec. 31, 2012	59,864,000	18,000,000	4,000	14,000			1,753,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Atlas	2,303,000
Stock Issued During Period, Value, New Issues			16,000	(10,000)
Proceeds from Issuance Initial Public Offering	9,750,000
Proceeds from Issuance of Common Stock	9,756,000
Preferred Stock, Value, Issued	20,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	2,000,000
Proceeds from Warrant Exercises	409,000
Other comprehensive income (loss)	(2,796,000)						(2,796,000)
Share-based compensation	122,000
Payments of Dividends	(2,076,000)
Balance at Jun. 30, 2013	$ 69,582,000	$ 20,000,000	$ 20,000	$ 4,000	$ 160,973,000	$ (110,372,000)	$ (1,043,000)

Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Atlas Financial Holdings, Inc. ("Atlas" or the "Company") commenced operations on December 31, 2010. The primary business of Atlas is underwriting commercial automobile insurance in the United States, with a niche market orientation and focus on insurance for the “light” commercial automobile sector. This sector includes taxi cabs, non-emergency para-transit, limousine, livery and business autos. Automobile insurance products provide insurance coverage in three major areas: liability, accident benefits and physical damage. Liability insurance provides coverage subject to policy terms and conditions where the insured is determined to be responsible and/or liable for an automobile accident, for the payment for injuries and property damage to third parties. Accident benefit policies or personal injury protection policies provide coverage for loss of income, medical and rehabilitation expenses for insured persons who are injured in an automobile accident, regardless of fault. Physical damage coverage subject to policy terms and conditions provides for the payment of damages to an insured automobile arising from a collision with another object or from other risks such as fire or theft. In the short run, automobile physical damage and liability coverage generally provides more predictable results than automobile accident benefit or personal injury insurance.
Atlas' business is carried out through its insurance subsidiaries: American Country Insurance Company (“American Country”), American Service Insurance Company, Inc. (“American Service”) and, as of January 1, 2013, Gateway Insurance Company ("Gateway"). The insurance subsidiaries distribute their insurance products through a network of retail independent agents. Together, the insurance subsidiaries are licensed to write property and casualty insurance in 49 states and the District of Columbia in the United States. Atlas' core products are actively distributed in 40 of those states plus Washington, D.C. The insurance subsidiaries share common management and operating infrastructure.
Atlas' Ordinary shares were previously listed on the TSX Venture Exchange (“TSXV”) under the symbol “AFH” from January 6, 2011 to June 4, 2013, when Atlas' application for the voluntary delisting of its ordinary shares from the TSXV was approved.
Atlas ordinary shares became listed on the NASDAQ stock exchange on February 11, 2013, under the same symbol.
On December 7, 2012, a shareholder meeting was held where a one-for-three reverse stock split was unanimously approved. When the reverse stock split took effect on January 29, 2013, it decreased the authorized and outstanding ordinary shares and restricted voting shares at a ratio of one-for-three. The primary objective of the reverse stock split was to increase the per share price of Atlas' common shares to meet certain listing requirements of the NASDAQ Capital Market. Unless otherwise noted, all historical share and per share values in this Form 10-Q reflect the one-for-three reverse stock split.
Basis of presentation - These statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). All significant intercompany accounts and transactions have been eliminated. It is the opinion of management that these financial statements reflect all adjustments necessary for a fair statement of the interim results.
The accompanying unaudited condensed consolidated financial statements, in accordance with Securities and Exchange Commission (“SEC”) rules for interim periods, do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete financial statements and should be read in conjunction with the Atlas' Annual Report on Form 10-K for the year ended December 31, 2012, which provides a more complete understanding of the Company’s accounting policies, financial position, operating results, business properties, and other matters.
Seasonality - The property and casualty (P&C) insurance business is seasonal in nature. While Atlas' net premiums earned are generally stable from quarter to quarter, Atlas' gross premiums written follow the common renewal dates for the "light" commercial risks that represent its core lines of business. For example, January 1 and March 1 are common taxi cab renewal dates in Illinois and New York, respectively. Net underwriting income is driven mainly by the timing and nature of claims, which can vary widely. Atlas' ability to generate written premium is also impacted by the timing of policy periods in the states in which Atlas operates.
The accounting policies followed in these unaudited condensed consolidated financial statements are comparable to those applied in Atlas' audited annual consolidated financial statements on Form 10-K for the period ended December 31, 2012. Atlas has consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect.

NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Atlas Financial Holdings, Inc. ("Atlas") commenced operations on December 31, 2010. The primary business of Atlas is underwriting commercial automobile insurance in the United States, with a niche market orientation and focus on insurance for the “light” commercial automobile sector. This sector includes taxi cabs, non-emergency para-transit, limousine, livery and business autos. Automobile insurance products provide insurance coverage in three major areas: liability, accident benefits and physical damage. Liability insurance provides coverage subject to policy terms and conditions where the insured is determined to be responsible and/or liable for an automobile accident, for the payment for injuries and property damage to third parties. Accident benefit policies or personal injury protection policies provide coverage for loss of income, medical and rehabilitation expenses for insured persons who are injured in an automobile accident, regardless of fault. Physical damage coverage subject to policy terms and conditions provides for the payment of damages to an insured automobile arising from a collision with another object or from other risks such as fire or theft. In the short run, automobile physical damage and liability coverage generally provides more predictable results than automobile accident benefit or personal injury insurance.
Atlas' business is carried out through its insurance subsidiaries: American Country Insurance Company (“American Country”), American Service Insurance Company, Inc. (“American Service”) and, as of January 1st, 2013, Gateway Insurance Company ("Gateway"). The insurance subsidiaries distribute their insurance products through a network of retail independent agents. Together, the insurance subsidiaries are licensed to write property and casualty insurance in 47 states in the United States. The insurance subsidiaries share common management and operating infrastructure .
Atlas Ordinary shares have been listed on the TSX Venture Exchange (“TSXV”) under the symbol “AFH” since January 6, 2011. Atlas ordinary shares became listed on the NASDAQ stock exchange on February 11, 2013.
Basis of presentation - These statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). All significant intercompany accounts and transactions have been eliminated. To conform to the current year presentation, certain amounts in the prior years’ consolidated financial statements and notes have been reclassified.
Beginning with the year ended December 31, 2012, Atlas has changed where certain items appear on its Statement of Comprehensive Income according to Rule 7-04 of Regulation S-X.

Pending Accounting Standards	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
New Accounting Standards
2. NEW ACCOUNTING STANDARDS
Presentation of Comprehensive Income - In February 2013, the FASB issued ASU 2013-02 which requires additional disclosures regarding the reporting of reclassifications out of accumulated other comprehensive income. ASU 2013-02 requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. This guidance is effective for reporting periods beginning after December 15, 2012. Atlas adopted this guidance effective January 1, 2013. Atlas' adoption of this standard did not have a significant impact on its unaudited condensed consolidated financial statements.

NEW ACCOUNTING STANDARDS
Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - In October 2010, the Financial Accounting Standards Board ("FASB") issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct−response advertising accounting criteria are met. The new guidance became effective for reporting periods beginning after December 15, 2011. Atlas' previous policy for accounting for acquisition costs was already consistent with this guidance. Therefore the adoption of this guidance during 2012 did not have an impact on our financial statements.
Presentation of Comprehensive Income - In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affected presentation only and had no impact on the Company's results of operations or financial position.

Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
4. EARNINGS PER SHARE
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows:

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Basic:
Net income attributable to Atlas	$1,701	$130	$2,303	$265
Less: Preferred share dividends	225	202	501	402
Net income (loss) attributable to common shareholders	1,476	(72)	1,802	(137)
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Basic earnings (loss) per common share	$0.18	$(0.01)	$0.24	$(0.02)
Diluted:
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Add:
Dilutive stock options outstanding	44,161	—	31,719	—
Dilutive warrants	252,794	—	183,945	—
Preferred shares	2,540,000	—	2,540,000	—
Dilutive average common shares outstanding	10,968,405	6,144,385	10,346,756	6,145,099
Dilutive earnings per common share	$0.16	$(0.01)	$0.22	$(0.02)

Diluted earnings per share is computed by dividing net income attributable to Atlas by the weighted average number of common shares outstanding each period plus the incremental number of shares added as a result of converting dilutive potential ordinary shares, calculated using the treasury stock method (or, in the case of the convertible preferred shares, the "if-converted" method).
Atlas’ dilutive potential ordinary shares consist of outstanding stock options to purchase ordinary shares, warrants to purchase 1,256,837 ordinary shares of Atlas for C$6.00 per share, and 20,000,000 preferred shares potentially convertible to ordinary shares at the option of the holders at any date after December 31, 2015 at the rate of 0.1270 ordinary shares for each preferred share. The effects of these convertible instruments are excluded from the computation of diluted earnings per share in periods in which the effect would be anti-dilutive. Convertible preferred shares are anti-dilutive when the amount of dividend declared or accumulated in the current period per common share obtainable upon conversion exceeds basic earnings per share. In the three and six month periods ended June 30, 2013, the convertible preferred shares were deemed to be dilutive. Further, for the three month period ended June 30, 2013, Atlas' warrants and all of its stock options outstanding were considered to be dilutive.
On July 7, 2013, Atlas entered into a non-binding letter of intent to purchase all outstanding preferred shares that are eligible for redemption (18 million shares), for 90% of liquidation value. Definitive agreements in connection with this transaction were executed on August 1, 2013 (collectively, "The Share Repurchase Agreement"). An initial amount of $8.3 million (which includes $800,000 received from the exercise of warrants) of the $16.2 million purchase price was paid upon execution of the Share Repurchase Agreement, with the remaining amount to be paid no later than April 30, 2014, in accordance with the terms of the Share Repurchase Agreement.

EARNINGS PER SHARE
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the years ended December 31, 2012, December 31, 2011 is as follows:

	2012	2011
Basic:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Less: Preferred share dividends	810	810
Net income/(loss) attributable to common shareholders	2,356	(3,280)
Weighted average common shares outstanding	6,144,281	6,124,542
Basic earnings/(loss) per common share	$0.38	$(0.54)
Diluted:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Weighted average common shares outstanding	6,144,281	6,124,542
Dilutive potential ordinary shares	2,290,667	—
Dilutive average common shares outstanding	8,434,948	6,124,542
Dilutive earnings/(loss) per common share	$0.38	$(0.54)

Diluted earnings/(loss) per share is computed by dividing net income/(loss) attributable to common shareholders by the weighted average number of common shares outstanding each period plus the incremental number of shares added as a result of converting dilutive potential ordinary shares, calculated using the treasury stock method. Atlas’ dilutive potential ordinary shares consist of outstanding stock options to purchase Ordinary shares, warrants to purchase 1,327,834 Ordinary shares of Atlas for C$6.00 per share, preferred shares potentially convertible to ordinary shares at the option of the holder at any date after December 31, 2015 at the rate of 0.1270 ordinary shares for each preferred share. The effects of these convertible instruments are excluded from the computation of diluted loss per share in periods in which the effect would be anti-dilutive. For the year ended December 31, 2012, potential Ordinary shares were dilutive due to the achievement of net income attributable to common shareholders.

Acquisition of Gateway	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquisition of Gateway [Abstract]
Business Combination Disclosure [Text Block]
3. ACQUISITION OF GATEWAY INSURANCE COMPANY
On January 2, 2013 Atlas acquired Camelot Services, Inc., ("Camelot Services"), a privately owned insurance holding company, and its sole subsidiary, Gateway Insurance Company, ("Gateway"), from Hendricks Holding Company, Inc., ("Hendricks"), an unaffiliated third party. Gateway provides specialized commercial insurance products, including commercial automobile insurance to niche markets such as taxi, black car and sedan service owners and operators.

Under the terms of the stock purchase agreement, the purchase price equaled the tangible GAAP book value of Camelot Services at December 31, 2012, subject to certain pre and post-closing adjustments, including, among others, claim development between the signing of the stock purchase agreement and December 31, 2012. Additional consideration may be paid to the seller, or returned to Atlas by the seller, depending upon, among other things, the future development of Gateway's actual loss reserves for certain lines of business and the utilization of certain deferred tax assets over time. Gateway also wrote a workers' compensation insurance program which is being run-off. However, an indemnity reinsurance agreement was entered into pursuant to which 100% of Gateway's workers' compensation business was ceded to a third party captive reinsurer funded and collateralized by the seller as part of the transaction.

The total purchase price for all of Camelot Services’ outstanding shares was $14.3 million, consisting of a combination of cash and Atlas preferred shares. Consideration consisted of a $6.0 million dividend paid by Gateway immediately prior to the closing, $2.0 million of Atlas preferred shares (consisting of a total of 2 million preferred shares) and $6.3 million in cash. The agreement includes contractual protections to offset up to $2.0 million of future reserve development. Atlas has also agreed to provide the sellers up to $2.0 million in additional consideration in the event of favorable reserve development.

The Gateway acquisition was accounted for using the purchase method. Atlas began consolidating Gateway on January 1, 2013, therefore their financial results are included in Atlas' consolidated financial results for the three and six month periods ended June 30, 2013. However, the following unaudited pro forma summary presents Atlas' consolidated financial information for the three and six month periods ended June 30, 2012 as if Gateway had been acquired on January 1, 2012. These amounts have been calculated after applying the Company's accounting policies had the acquisition been completed on January 1, 2012. These results were prepared for comparative purposes only and do not purport to be indicative of the results of operations which may have actually resulted had the acquisitions occurred on the indicated dates, nor are they indicative of potential future operating results of the Company.

(in '000s, except per share information)	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Revenue	$11,287	$23,189
Net income/(loss)	$77	$(12)
Basic earnings per share (1)	$(0.02)	$(0.05)
Diluted earnings per share (1)	$(0.02)	$(0.05)

(1) - shown net of accounting treatment for preferred shares

The value of certain assets and liabilities acquired are preliminary and are subject to adjustment as additional information is obtained, including, but not limited to, valuation of separately identifiable intangibles, the preferred stock issued to the seller, and deferred taxes. The valuations must be finalized within 12 months of the close of the acquisition. Any changes upon finalization to the preliminary valuation of assets and liabilities may result in adjustment to identifiable intangible assets and goodwill. Changes to the purchase price allocation, if any, will be adjusted retrospectively in future consolidated financial results. The following table presents assets acquired and liabilities assumed for the Gateway acquisition based on its estimated fair value on January 2, 2013.

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Accounts receivable and other assets	8,694
Reinsurance recoverables	6,352
Intangible assets	740
Property and equipment	923
Value of business acquired	1,233
Total Assets	$63,363

Claims liabilities	$36,209
Unearned premiums	9,601
Due to reinsurers and other insurers	286
Accounts payable and other liabilities	2,985
Total Liabilities	$49,081

Net assets acquired	$14,282
The acquisition of Gateway resulted in the recognition of intangible assets, comprised entirely of state insurance licenses valued at $740,000. The state insurance licenses are considered to have an infinite life and will not be amortized, but will be evaluated for impairment at least annually. Thus, Atlas recognized no amortization expense during the six month period ended June 30, 2013 related to intangible assets acquired in the Gateway transaction.
Atlas incurred $406,000 in legal and professional fee expenses related to the transaction during the six month period ended June 30, 2013, all in the first quarter. Atlas also incurred $337,000 in one-time employee termination costs during the six month period ended June 30, 2013, plans for which were formulated in the same period. This expense is included in "Other Underwriting Expenses" on the Statement of Income and Comprehensive Income. The objective of the restructuring is to eliminate managerial and staff positions deemed duplicative subsequent to the acquisition. Activity related to this plan in the six month period ended June 30, 2013 follows (in '000s):

Employee Termination Costs
Balance - beginning of period	$—
Recognized in earnings	337
Spending	(211)
Balance - end of period	$126

ACQUISITION OF GATEWAY INSURANCE COMPANY
On January 2, 2013 we acquired Camelot Services, Inc., ("Camelot Services"), a privately owned insurance holding company, and its sole subsidiary, Gateway Insurance Company, or Gateway, from Hendricks Holding Company, Inc., or Hendricks, an unaffiliated third party. Gateway provides specialized commercial insurance products, including commercial automobile insurance to niche markets such as taxi, black car and sedan service owners and operators.

Under the terms of the stock purchase agreement, the purchase price equaled the tangible GAAP book value of Camelot Services at December 31, 2012, subject to certain pre and post-closing adjustments, including, among others, claim development between the signing of the stock purchase agreement and December 31, 2012. Additional consideration may be paid to the seller, or returned to us by the seller, depending upon, among other things, the future development of Gateway’s actual loss reserves for certain lines of business and the utilization of certain deferred tax assets over time. Gateway also writes workers’ compensation insurance. However, an indemnity reinsurance agreement was entered into pursuant to which 100% of Gateway’s workers’ compensation business was ceded to a third party captive reinsurer funded by the seller as part of the transaction.

The total purchase price for all of Camelot Services’ outstanding shares was $14.3 million, consisting of a combination of cash and Atlas preferred shares. Consideration consisted of a $6.0 million dividend paid by Gateway immediately prior to the closing, $2.0 million of Atlas preferred shares (consisting of a total of 2 million preferred shares) and $6.3 million in cash. The agreement includes contractual protections to offset up to $2.0 million of future reserve development. We have also agreed to provide the sellers up to $2.0 million in additional consideration in the event of favorable reserve development.

We began consolidating Gateway on January 1, 2013, therefore their financial results have not been included in Atlas' financial results for the year ended December 31, 2012. However, the following unaudited pro forma summary presents Atlas' consolidated financial information as if Gateway had been acquired on January 1, 2012 and 2011. These amounts have been calculated after applying the Company's accounting policies had the acquisition been completed on January 1, 2012 and 2011. These results were prepared for comparative purposes only and do not purport to be indicative of the results of operations which may have actually resulted had the acquisitions occurred on the indicated dates, nor are they indicative of potential future operating results of the company.

(in '000s)
Year Ended December 31,	2012	2011
Revenue	$53,708	$56,361
Net income	$(1,346)	$(4,392)

The value of certain assets and liabilities acquired are preliminary and are subject to adjustment as additional information is obtained, including, but not limited to, valuation of separately identifiable intangibles and deferred taxes. The valuations must be finalized within 12 months of the close of the acquisition. Any changes upon finalization to the preliminary valuation of assets and liabilities may result in the creation of identifiable intangible assets and goodwill. Changes to the purchase price allocation will be adjusted prospectively in future consolidated financial results. The following table presents assets acquired and liabilities assumed for the Gateway acquisition based on its estimated fair value on January 1, 2013.

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Other current assets	17,273
Property and equipment	195
Deferred policy acquisition costs	685
Total Assets	$63,574

Claims liabilities	$36,209
Unearned premiums	9,601
Accounts payable and other liabilities	3,482
Total Liabilities	$49,292

Net assets acquired	$14,282

Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investments
5. INVESTMENTS
The amortized cost, gross unrealized gains and losses and fair value for Atlas’ investments in fixed maturities and equity investments are as follows. Atlas' other investment is in a limited partnership that primarily invests in income-producing real estate. Atlas' interests are not deemed minor and it is accounted for under the equity method of accounting. As of the period ended June 30, 2013, the carrying value was approximately $1.2 million versus approximately $1.3 million as of the year ended December 31, 2012. The estimated fair value approximates carrying value due to the investments of the partnership not being publicly traded. Atlas receives dividends on a routine basis which approximate the income earned on the investment. This other investment is not included in the tables below (all amounts in '000s):

June 30, 2013		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income:
U.S.	- Government	$47,109	$207	$878	$46,438
	- Corporate	40,070	2	326	39,746
	- Commercial mortgage backed	22,138	31	380	21,789
	- Other asset backed	10,220	4	39	10,185
Total fixed income		119,537	244	1,623	118,158
Equities		569	—	194	375
Totals		$120,106	$244	$1,817	$118,533

December 31, 2012		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income:
U.S.	- Government	$34,993	$879	$9	$35,863
	- Corporate	35,922	1,253	16	37,159
	- Commercial mortgage backed	20,387	433	7	20,813
	- Other asset backed	4,121	123	—	4,244
Total fixed income		95,423	2,688	32	98,079
Equities		1,563	8	—	1,571
Totals		$96,986	$2,696	$32	$99,650
The following tables summarize carrying amounts of fixed income securities by contractual maturity. As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the period ended June 30, 2013	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$4,190	$37,513	$28,269	$48,186	$118,158
Percentage of total	3.5%	31.7%	23.9%	40.8%	100.0%

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

Management performs a quarterly analysis of Atlas’ investment holdings to determine if declines in fair value are other than temporary. The analysis includes some or all of the following procedures as deemed appropriate by management:

◦	identifying all security holdings in unrealized loss positions that have existed for at least six months or other circumstances that management believes may impact the recoverability of the security;

◦	obtaining a valuation analysis from third party investment managers regarding these holdings based on their knowledge, experience and other market-based valuation techniques;

◦	reviewing the trading range of certain securities over the preceding calendar period;

◦	assessing whether declines in market value are other than temporary for debt security holdings based on credit ratings from third party security rating agencies; and

◦	determining the necessary provision for declines in market value that are considered other than temporary based on the analyses performed.
The risks and uncertainties inherent in the assessment methodology utilized to determine declines in market value that are other than temporary include, but may not be limited to, the following:

◦	the opinion of professional investment managers could be incorrect;

◦	the past trading patterns of individual securities may not reflect future valuation trends;

◦	the credit ratings assigned by independent credit rating agencies may be incorrect due to unforeseen or unknown facts related to a company’s financial situation; and

◦	the debt service pattern of non-investment grade securities may not reflect future debt service capabilities and may not reflect a company’s unknown underlying financial problems.
There were no impairments other than temporary impairments recorded in the three and six month periods ended June 30, 2013 as a result of the above analysis performed by management. As of the period ended June 30, 2013, a portion of Atlas' portfolio was in an unrealized loss position. This was primarily driven by a rise in the 5-year US Treasury interest rate during the second quarter. All securities in an unrealized loss position as of June 30, 2013 and December 31, 2012 have been in said position for less than 12 months. The total fair value of the securities currently in an unrealized loss position were $89.2 million at June 30, 2013 with a total temporary impairment relating to unrealized losses of $1.6 million. Atlas has the ability and intent to hold these securities until their fair value is recovered. Therefore, Atlas does not expect the near term change in market value of these securities to be realized.
The following table summarizes the components of net investment income for the three month periods ended June 30, 2013 and 2012 (all amounts in '000s):

	2013	2012
Total investment income
Interest income	624	729
Dividends	5	15
Income from other investments	62	—
Investment expenses	(144)	(87)
Net investment income	$547	$657

The following table summarizes the components of net investment gains for the three month periods ended June 30, 2013 and 2012:

	2013	2012
Fixed income securities	$1	$291
Equities	394	—
Net investment gains	$395	$291

Collateral pledged:
At June 30, 2013, bonds and term deposits with a fair value of $14.7 million were on deposit with state and provincial regulatory authorities, versus $9.8 million at December 31, 2012. This increase is the result of the acquisition of Gateway. Also, from time to time, the Company pledges securities to third parties to collateralize liabilities incurred under its policies of insurance. At June 30, 2013 and December 31, 2012, the amount of such pledged securities was $8.3 million. Collateral pledging transactions are conducted under terms that are common and customary to standard collateral pledging and are subject to the Company’s standard risk management controls. These assets and investment income related thereto remain the property of the Company while pledged. Neither the state and/or provincial regulatory authorities nor any other third party has the right to re-pledge or sell said securities held on deposit.

INVESTMENTS
The amortized cost, gross unrealized gains and losses and fair value for Atlas’ investments in fixed maturities and equity investments are as follows (all amounts in '000s):

December 31, 2012		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$34,993	$879	$9	$35,863
	- Corporate	35,922	1,253	16	37,159
	- Commercial mortgage backed	20,387	433	7	20,813
	- Other asset backed	4,121	123	—	4,244
Total fixed income		$95,423	$2,688	$32	$98,079
Equities		$1,563	$8	$—	$1,571
Totals		$96,986	$2,696	$32	$99,650

December 31, 2011		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$44,835	$911	$—	$45,746
	- Corporate	35,572	825	24	36,373
	- Commercial mortgage backed	17,493	208	—	17,701
	- Other asset backed	3,573	99	1	3,671
Total fixed income		$101,473	$2,043	$25	$103,491
Equities		994	147	—	1,141
Totals		$102,467	$2,190	$25	$104,632

The following tables summarize carrying amounts of fixed income securities by contractual maturity (all amounts in '000s). As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

As of the year ended December 31, 2011	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$29,407	$27,317	$10,242	$36,525	$103,491
Percentage of total	28.4%	26.4%	9.9%	35.3%	100.0%

Management performs a quarterly analysis of Atlas’ investment holdings to determine if declines in fair value are other than temporary. The analysis includes some or all of the following procedures as deemed appropriate by management:

◦	identifying all security holdings in unrealized loss positions that have existed for at least six months or other circumstances that management believes may impact the recoverability of the security;

◦	obtaining a valuation analysis from third party investment managers regarding these holdings based on their knowledge, experience and other market based valuation techniques;

◦	reviewing the trading range of certain securities over the preceding calendar period;

◦	assessing if declines in market value are other than temporary for debt security holdings based on credit ratings from third party security rating agencies; and

◦	determining the necessary provision for declines in market value that are considered other than temporary based on the analyses performed.
The risks and uncertainties inherent in the assessment methodology utilized to determine declines in market value that are other than temporary include, but may not be limited to, the following:

◦	the opinion of professional investment managers could be incorrect;

◦	the past trading patterns of individual securities may not reflect future valuation trends;

◦	the credit ratings assigned by independent credit rating agencies may be incorrect due to unforeseen or unknown facts related to a company’s financial situation; and

◦	the debt service pattern of non-investment grade securities may not reflect future debt service capabilities and may not reflect a company’s unknown underlying financial problems.
There were no impairments recorded in the years ended December 31, 2012 and 2011 as a result of the above analysis performed by management to determine declines in fair value that may be other than temporary. All securities in an unrealized loss position as of the years ended December 31, 2012 and 2011 have been in said position for less than 12 months.
The following table summarizes the components of net investment income for the years ended December 31, 2012 and 2011(all amounts in '000s):

	2012	2011
Total investment income
Interest income	$2,757	$3,791
Dividends	19	12
Income from other investments	55	—
Investment expenses	(378)	(523)
Net investment income	$2,453	$3,280

The following table summarizes the components of net investment gains for the years ended December 31:

	2012	2011
Fixed income securities	$799	$4,147
Equities	636	—
Net investment gains (losses)	$1,435	$4,147

Atlas' other investment is in a limited partnership that primarily invests in income-producing real estate. Atlas' interests are not deemed minor and it is accounted for under the equity method of accounting. As of the year ended December 31, 2012, the carrying value was $1.3 million versus $0 as of the year ended December 31, 2011. The estimated fair value approximates due to the investees not being publicly traded.
Collateral pledged:
At December 31, 2012, bonds and term deposits with a fair value of $9.8 million were on deposit with state and provincial regulatory authorities, versus $11.8 million at December 31, 2011. Also, from time to time, the Company pledges securities to third parties to collateralize liabilities incurred under its policies of insurance. At the year ended December 31, 2012, the amount of such pledged securities was $8.3 million versus $10.4 million at December 31, 2011. Collateral pledging transactions are conducted under terms that are common and customary to standard collateral pledging and are subject to the Company’s standard risk management controls. These assets and investment income related thereto remain the property of the Company while pledged. Neither the state and/or provincial regulatory authorities nor any other third party has the right to re-pledge or sell said securities held on deposit.

Financial and Credit Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial and Credit Risk Management [Abstract]
Concentration Risk Disclosure [Text Block]
FINANCIAL AND CREDIT RISK MANAGEMENT
At June 30, 2013, Atlas' allowance for bad debt increased to $740,000. Atlas recognized bad debt expense of $64,000 in the three month period ended June 30, 2013 compared to income of $79,000 during three month period ended June 30, 2012.
Fair value - Fair value amounts represent estimates of the consideration that would currently be agreed upon between knowledgeable, willing parties who are under no compulsion to act.
Atlas records the available for sale securities held in its securities portfolio at their fair value. Atlas primarily uses the services of external securities pricing vendors to obtain these values. The securities are valued using quoted market prices or prices established using observable market inputs. In volatile market conditions, these quoted market prices or observable market inputs can change rapidly causing a significant impact on fair value and financial results recorded.
Atlas employs a fair value hierarchy to categorize the inputs it uses in valuation techniques to measure the fair value. The hierarchy is comprised of quoted market prices (Level 1), third party models using observable market information (Level 2) and internal models without observable market information (Level 3). The following table summarizes Atlas' investments at fair value as of the three month period ended June 30, 2013 and as of the year ended December 31, 2012 (all amounts in '000s):

June 30, 2013	Level 1	Level 2	Level 3	Total
Fixed income securities	$12,938	$104,794	$426	$118,158
Equities	375	—	—	375
Other investments	—	—	1,249	$1,249
Totals	$13,313	$104,794	$1,675	$119,782

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	1,262
Totals	$11,414	$88,002	$1,496	$100,912

Of the total portfolio of fixed income securities, only holdings of U.S. Treasury Securities are classified within Level 1. There were no transfers in or out of Level 2 or Level 3 during either period.
The fair value of the fixed income security in Level 3 was calculated using risk-adjusted value ranges and estimates, and the asset is the same at June 30, 2013 as at December 31, 2012. In the three month period ended June 30, 2013, approximately $95,000 was recognized in investment income from this investment. The other investment in Level 3 at June 30, 2013 is also the same as at December 31, 2012. Its effect on income has been immaterial in 2013. Both securities received Level 3 classification due to the absence of fair value quotes from Atlas' third party valuation service provider.
Though Atlas believes its valuation methods are appropriate, the use of different methodologies or assumptions to determine its fair value could result in a different fair value as of June 30, 2013. Management does not believe that reasonable changes to the inputs to its valuation methodology would result in a significantly higher or lower fair value measurement.
Capital management - The Company manages capital using both regulatory capital measures and internal metrics. The Company’s capital is primarily derived from common shareholders’ equity, retained deficit and accumulated other comprehensive income (loss).
As a holding company, Atlas could derive cash from its insurance subsidiaries generally in the form of dividends to meet its obligations, which will primarily consist of operating expense payments. Atlas’ insurance subsidiaries fund their obligations primarily through premium and investment income and maturities in the securities portfolio. The insurance subsidiaries require regulatory approval for the return of capital and, in certain circumstances, prior to the payment of dividends. In the event that dividends available to the holding company are inadequate to cover its operating expenses, the holding company would need to raise capital, sell assets or incur future debt.
The insurance subsidiaries must each maintain a minimum statutory capital and surplus of $1.5 million and $2.4 million under the provisions of the Illinois Insurance Code and the Missouri Insurance Code, respectively. Dividends may only be paid from statutory unassigned surplus, and payments may not be made if such surplus is less than a stipulated amount. The dividend restriction is the greater of statutory net income or 10% of total statutory capital and surplus.
At June 30, 2013 our insurance subsidiaries had a combined statutory surplus of $52.9 million and had combined net written premiums and combined net income for the six months ended June 30, 2013 of $30.3 million and $4.2 million, respectively.
Atlas did not declare or pay any dividends to its common shareholders during the six month period ended June 30, 2013 or in the year ended December 31, 2012.

FINANCIAL AND CREDIT RISK MANAGEMENT
By virtue of the nature of Atlas’ business activities, financial instruments make up the majority of the balance sheet. The risks which arise from transacting financial instruments include credit risk, market risk, liquidity risk and cash flow risk. These risks may be caused by factors specific to an individual instrument or factors affecting all instruments traded in the market. Atlas has a risk management framework in place to monitor, evaluate and manage the risks assumed in conducting its business. Atlas’ risk management policies and practices are as follows:
Credit risk - Atlas is exposed to credit risk principally through its fixed income securities and balances receivable from policyholders and reinsurers. Atlas controls and monitors concentration and credit quality risk through policies to limit and monitor its exposure to individual issuers or related groups (with the exception of U.S. Government bonds) as well as through ongoing review of the credit ratings of issuers held in the securities portfolio. Atlas’ credit exposure to any one individual policyholder is not material. Atlas has policies requiring evaluation of the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvency.
Atlas' allowance for bad debt of $4.3 million as of the year ended December 31, 2011 primarily related to a single agent. Settlement proceedings with this agent were executed in April 2012, and resulted in a minor recovery of previously fully reserved amounts. At the year ended December 31, 2012, Atlas' allowance for bad debt declined to $484,000 and bad debt expense of $52,000 was recognized. In the year ended December 31, 2011, Atlas recognized $248,000 in bad debt expense.
Equity price risk - This is the risk of loss due to adverse movements in equity prices. Atlas' investment in equity securities comprises a small percentage of its total portfolio, and as a result, the exposure to this type of risk is minimal.
Foreign currency risk - Atlas is not currently exposed to material changes in the U.S. dollar currency exchange rates with any other foreign currency.
Liquidity and cash flow risk - Liquidity risk is the risk of having insufficient cash resources to meet current financial obligations without raising funds at unfavorable rates or selling assets on a forced basis. Liquidity risk arises from general business activities and in the course of managing the assets and liabilities of Atlas. There is the risk of loss to the extent that the sale of a security prior to its maturity is required to provide liquidity to satisfy policyholder and other cash outflows. Cash flow risk arises from risk that future inflation of policyholder cash flow exceeds returns on long-term investment securities. The purpose of liquidity and cash flow management is to ensure that there is sufficient cash to meet all financial commitments and obligations as they fall due. The liquidity and cash flow requirements of Atlas’ business have been met primarily by funds generated from operations, asset maturities and income and other returns received on securities. Cash provided from these sources is used primarily for claims and claim adjustment expense payments and operating expenses. The timing and amount of catastrophe claims are inherently unpredictable and may create increased liquidity requirements.
Fair value - Fair value amounts represent estimates of the consideration that would currently be agreed upon between knowledgeable, willing parties who are under no compulsion to act.
Atlas records the available for sale securities held in its securities portfolio at their fair value. Atlas primarily uses the services of external securities pricing vendors to obtain these values. The securities are valued using quoted market prices or prices established using observable market inputs. In volatile market conditions, these quoted market prices or observable market inputs can change rapidly causing a significant impact on fair value and financial results recorded.
Atlas employs a fair value hierarchy to categorize the inputs it uses in valuation techniques to measure the fair value. The hierarchy is comprised of quoted market prices (Level 1), third party models using observable market information (Level 2) and internal models without observable market information (Level 3). The following table summarizes Atlas' investments at fair value as at the year ended December 31, 2012 and as of the year ended December 31, 2011(all amounts in '000s):

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	$1,262
Totals	$11,414	$88,002	$1,496	$100,912

December 31, 2011	Level 1	Level 2	Level 3	Total
Fixed Income Securities	$13,363	$90,128	$—	$103,491
Equities	1,141	—	—	1,141
Totals	$14,504	$90,128	$—	$104,632

Of the total portfolio of fixed income securities, only holdings of U.S. Treasury Securities are classified within Level 1. There were no transfers in or out of Level 2 during either period.
The fair value of the fixed income security in Level 3 was calculated using risk-adjusted value ranges and estimates. Refer to Note 5 for a description of the other investment in Level 3, whose fair value approximates its carrying value. There have been no unrealized or realized gains recorded related to the other investment during the year ended December 31, 2012. Both securities received Level 3 classification due to the absence of fair value quotes from Atlas' third party valuation service provider.
Though Atlas believes its valuation methods are appropriate, the use of different methodologies or assumptions to determine its fair value could result in a different fair value at the year ended December 31, 2012. Management does not believe that reasonable changes to the inputs to its valuation methodology would result in a significantly higher or lower fair value measurement.
Capital management - The Company manages capital using both regulatory capital measures and internal metrics. The Company’s capital is primarily derived from common shareholders’ equity, retained deficit and accumulated other comprehensive income (loss).
As a holding company, Atlas could derive cash from its insurance subsidiaries generally in the form of dividends to meet its obligations, which will primarily consist of operating expense payments. Atlas’ insurance subsidiaries fund their obligations primarily through premium and investment income and maturities in the securities portfolio. The insurance subsidiaries require regulatory approval for the return of capital and, in certain circumstances, prior to the payment of dividends. In the event that dividends available to the holding company are inadequate to cover its operating expenses, the holding company would need to raise capital, sell assets or incur future debt.
The insurance subsidiaries must each maintain a minimum statutory capital and surplus of $1.5 million under the provisions of the Illinois Insurance Code. Dividends may only be paid from statutory unassigned surplus, and payments may not be made if such surplus is less than a stipulated amount. The dividend restriction is the greater of statutory net income or 10% of total statutory capital and surplus.
Net income computed under statutory-basis accounting for American Country was $457,000 versus a loss of $1.6 million for American Service. Losses for the year ended December 31, 2011were $2.3 million and $497,000 for American Country and American Service, respectively. Statutory capital and surplus of the insurance subsidiaries was $52.2 million and $50.0 million at December 31, 2012 and 2011, respectively.
Atlas did not declare or pay any dividends to its common shareholders during the year ended December 31, 2012 or in the year ended December 31, 2011.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
INCOME TAXES
As a result of Atlas' deferred tax assets, the effective tax rate was 4.1% for the three month period ended June 30, 2013, and 3.1% for the six month period ended June 30, 2013, compared to the U.S. statutory income tax rate of 34% as shown below (all amounts in '000s):

	Three Month Periods Ended				Six Month Periods Ended
	June 30, 2013		June 30, 2012		June 30, 2013		June 30, 2012
	Amount	%	Amount	%	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$602	34.0%	$44	34.0%	$807	34.0%	$90	34.0%
Change in valuation allowance	(586)	(33.1)%	(44)	(34.0)%	(931)	(39.1)%	(92)	(34.8)%
Nondeductible expenses	9	0.5%	1	0.8%	150	6.3%	5	1.9%
Other	47	2.7%	(1)	(0.8)%	46	1.9%	(3)	(1.1)%
Total	$72	4.1%	$—	—%	$72	3.1%	$—	—%

Income tax expense consists of the following for the six month periods ended June 30, 2013 and June 30, 2012:

	2013	2012
Current tax expense/(benefit)	$72	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	—
Total	$72	$—

Upon the transaction forming Atlas on December 31, 2010, a yearly limitation as required by Section 382 of the Internal Revenue Code of 1986 (“IRC Section 382”) that applies to changes in ownership on the future utilization of Atlas’ net operating loss carry-forwards was calculated. The insurance subsidiaries’ prior parent retained those tax assets previously attributed to the insurance subsidiaries which could not be utilized by Atlas as a result of this limitation. As a result, Atlas’ ability to recognize future tax benefits associated with a portion of its deferred tax assets generated during prior years and the current year have been permanently limited to the amount determined under IRC Section 382. The result is a maximum expected net deferred tax asset which Atlas has available after the merger which is believed more likely than not to be utilized in the future, after consideration of the valuation allowance.
On July 22, 2013, as a result of shareholder activity, a "triggering event" as determined under IRC Section 382 was reached. As a result, under IRC Section 382, the use of the Company's net operating loss and other carryforwards will be limited as a result of this "ownership change” for tax purposes, which is defined as a cumulative change of more than 50% during any three-year period by shareholders of the Company's shares.
Following this triggering event, the Company estimates that it will retain total tax effected federal net operating loss carryforwards of approximately $15.0 million versus $16.1 million as of June 30, 2013. Book value per common share is expected to be unaffected by this event as the amount of lost deferred tax assets are anticipated to be well within the allowance which was already held against the majority of these assets.
The components of deferred income tax assets and liabilities as of June 30, 2013 and December 31, 2012 are as follows (all amounts in '000s):

	June 30, 2013	December 31, 2012
Deferred tax assets:
Unpaid claims and unearned premiums	$4,251	$3,144
Taxable loss carry-forwards	16,103	16,128
Bad debts	251	164
Other	942	907
Valuation allowance	(11,318)	(11,242)
Total deferred tax assets, net of allowance	10,229	9,101

Deferred tax liabilities:
Investment securities	585	910
Deferred policy acquisition costs	1,585	1,280
Other	14	306
Total gross deferred tax liabilities	2,184	2,496
Net deferred tax assets	$8,045	$6,605

Amounts and expiration dates of the operating loss carry forwards as of June 30, 2013 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$12,563
2002	2022	4,317
2004	2024	125
2005	2025	183
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	2,442
2011	2031	10,558
2012	2032	322
Total		$47,364

Atlas established a valuation allowance of $11.3 million and $11.2 million for its gross deferred tax assets as of the period ended June 30, 2013 and as of the year ended December 31, 2012, respectively.
In assessing the need for a valuation allowance, Atlas considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets. If, based on the weight of available evidence, it is more likely than not the deferred tax assets will not be realized, a valuation allowance is recorded. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified. GAAP states that a cumulative loss in recent years is a significant piece of negative evidence that is difficult to overcome in determining that a valuation allowance is not needed against deferred tax assets. Atlas' assessment also considered the recent spin-off from prior ownership, the nature and extent of cumulative financial losses and trends in recent quarterly earnings.
Atlas accounts for uncertain tax positions in accordance with the income taxes accounting guidance. Atlas has analyzed filing positions in the federal and state jurisdiction where it is required to file tax returns, as well as the open tax years in these jurisdictions. Atlas believes that its federal and state income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain federal and state income tax positions have been recorded. Atlas would recognize interest and penalties related to unrecognized tax benefits as a component of the provision for federal income taxes. Atlas did not incur any federal income tax related interest income, interest expense or penalties for the three month period ended June 30, 2013 or the year ended December 31, 2012. Tax years 2008 through 2012 are subject to examination by the Internal Revenue Service.

INCOME TAXES
The effective tax rate was 0.0% and (32.0)% for the years ended December 31, 2012 and 2011, respectively, compared to the U.S. statutory income tax rate of 34% as shown below(all amounts in '000s):

	2012		2011
	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$1,076	34.0%	$(1,235)	(34.0)%
Change in valuation allowance	(1,119)	(35.3)%	—	—%
Nondeductible expenses	48	1.5%	5	0.1%
Tax implications of qualifying transaction	—	—%	75	2.1%
Other	(5)	(0.2)%	(8)	(0.2)%
Total	$—	—%	$(1,163)	(32.0)%

Income tax expense consists of the following for the year ended December 31, 2012 and December 31, 2011:

	2012	2011
Current tax expense/(benefit)	$—	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	(1,163)
Total	$—	$(1,163)

Upon the transaction forming Atlas on December 31, 2010, a yearly limitation as required by U.S. tax law Section 382 that applies to changes in ownership on the future utilization of Atlas’ net operating loss carry-forwards was calculated. The insurance subsidiaries’ prior parent retained those tax assets previously attributed to the insurance subsidiaries which could not be utilized by Atlas as a result of this limitation. As a result, Atlas’ ability to recognize future tax benefits associated with a portion of its deferred tax assets generated during prior years and the current year have been permanently limited to the amount determined under U.S. tax law Section 382. The result is a maximum expected net deferred tax asset which Atlas has available after the merger which is believed more-likely-than-not to be utilized in the future, after consideration of valuation allowance.
The components of deferred income tax assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Unpaid claims and unearned premiums	$3,144	$3,004
Taxable loss carry-forwards	16,128	15,558
Bad debts	164	1,297
Other	907	1,338
Valuation allowance	(11,242)	(12,361)
Total deferred tax assets, net of allowance	9,101	8,836

Deferred tax liabilities:
Investment securities	910	740
Deferred policy acquisition costs	1,280	1,027
Other	306	294
Total gross deferred tax liabilities	2,496	2,061
Net deferred tax assets	$6,605	$6,775

Amounts and expiration dates of the operating loss carry forwards as of December 31, 2012 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$14,750
2002	2022	4,317
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	1,949
2011	2031	9,349
2012	2032	216
Total		$47,435

Atlas established a valuation allowance of $11.2 million and $12.4 million for its gross deferred tax assets as of the year ended December 31, 2012 and as of the year ended December 31, 2011, respectively.
In assessing the need for a valuation allowance, Atlas considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets. If, based on the weight of available evidence, it is more likely than not the deferred tax assets will not be realized or if it is deemed premature to conclude that these assets will be realized in the near future, a valuation allowance is recorded. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified. GAAP states that a cumulative loss in recent years is a significant piece of negative evidence that is difficult to overcome in determining that a valuation allowance is not needed against deferred tax assets. Atlas' assessment also considered the recent spin-off from prior ownership, the nature and extent of cumulative financial losses and trends in recent quarterly earnings.
Atlas accounts for uncertain tax positions in accordance with the income taxes accounting guidance. Atlas has analyzed filing positions in the federal and state jurisdiction where it is required to file tax returns, as well as the open tax years in these jurisdictions. Atlas believes that its federal and state income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain federal and state income tax positions have been recorded. Atlas would recognize interest and penalties related to unrecognized tax benefits as a component of the provision for federal income taxes. Atlas did not incur any federal income tax related interest income, interest expense or penalties for the years ended December 31, 2012 or 2011. Tax years 2008 through 2012 are subject to examination by the Internal Revenue Service.

Assets Held for Sale	12 Months Ended
Dec. 31, 2012
Assets Held for Sale [Abstract]
Assets Held for Sale
ASSETS HELD FOR SALE
On May 22, 2012, Atlas closed the sale of the headquarters building to 150 Northwest Point, LLC, a Delaware limited liability company. Atlas also leased back one floor of the building after the sale for a 5 year term. As of the year ended December 31, 2011, the property was recorded as a component of assets held for sale on Atlas' statement of financial position.
The total sales price of the property, which was paid in cash, amounted to $14.0 million, less closing costs and related expenses of approximately $633,000. In connection with the sale, the Company also wrote down an accrual of approximately $792,000 held for real-estate taxes. Approximately $830,000 of the sales price was held in escrow for real-estate taxes.
Atlas recognized a gain on the sale of the property of $213,000, which will be deferred and recognized over the 5 year lease term. In the year ended December 31, 2012, Atlas recognized $26,000 as an offset to rent expense. Total rental expense recognized on the headquarters building in the year ended December 31, 2012 was $357,000.
There are two properties located in Alabama which remain for sale. These properties are listed for amounts greater than carried values. Both were assets of Southern United Fire Insurance Company, which was merged into American Service in February 2010.
As of December 31, 2012, Atlas has the following cash obligations related to its lease of its headquarters building.
Lease Commitments Related to Headquarters Building (in '000s)

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$653	$673	$693	$714	$281	$3,014
Atlas assumed a lease for Gateway's headquarters in St. Louis, Missouri as part of the acquisition which took place on January 2, 2013. Atlas has cash obligations of $336,000 per year through February 2017 which are not included in the above table.

Software and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Software and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
INTERNAL USE SOFTWARE AND CAPITAL ASSETS
Atlas held the following internal use software and capital assets at June 30, 2013 and December 31, 2012, excluding assets held for sale (all amounts in '000s):

	June 30, 2013	December 31, 2012
Leasehold improvements	$501	$501
Internal use software	5,499	4,560
Computer equipment	1,657	1,505
Furniture and other office equipment	365	306
Total	8,022	6,872
Accumulated depreciation	(6,042)	(5,735)
Balance, end of period	$1,980	$1,137

INTERNAL USE SOFTWARE AND CAPITAL ASSETS
Atlas held the following internal-use software and capital assets at December 31 (excluding assets held for sale):

	2012	2011
Leasehold improvements	$501	$—
Internal use software	4,560	4,131
Computer equipment	1,505	1,463
Furniture and other office equipment	306	1,142
Total	6,872	6,736
Accumulated Depreciation	5,735	6,296
Balance, end of period	$1,137	$440

Underwriting Policy and Reinsurance Ceded	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Underwriting Policy and Reinsurance Ceded [Abstract]
Reinsurance
UNDERWRITING POLICY AND REINSURANCE CEDED
Underwriting Risk - Underwriting risk is the risk that the total cost of claims and acquisition expenses will exceed premiums received and can arise from numerous factors, including pricing risk, reserving risk, catastrophic loss risk, reinsurance coverage risk and that loss and loss adjustment expense reserves are not sufficient.
Reinsurance Ceded - As is customary in the insurance industry, Atlas reinsures portions of certain insurance policies it writes, thereby providing a greater diversification of risk and minimizing exposure on larger risks. Atlas remains contingently at risk with respect to any reinsurance ceded and would incur an additional loss if an assuming company were unable to meet its obligation under the reinsurance treaty.
Atlas monitors the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Letters of credit are maintained for any unauthorized reinsurer to cover ceded unearned premium, ceded loss reserve balances and ceded paid losses. These policies mitigate the risk of credit quality or dispute from becoming a danger to financial strength. To date, the Company has not experienced any material difficulties in collecting reinsurance recoverables.
Gross premiums written and ceded premiums, losses and commissions as of and for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows (all amounts in '000s):

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Gross premiums written	$16,562	$9,242	$38,915	$20,996
Ceded premiums written	1,587	1,427	8,666	2,960
Net premiums written	$14,974	$7,815	$30,250	$18,036

Ceded premiums earned	$3,357	$1,570	$7,864	$3,213
Ceded losses and loss adjustment expenses	1,917	605	4,986	1,410
Ceding commissions	528	484	1,108	1,053

Ceded unpaid losses and loss adjustment expenses	$14,480	$8,153
Prepaid reinsurance premiums	2,970	1,961
Other amounts due from reinsurers	9,346	393

UNDERWRITING POLICY AND REINSURANCE CEDED
Underwriting Risk - Underwriting risk is the risk that the total cost of claims and acquisition expenses will exceed premiums received and can arise from numerous factors, including pricing risk, reserving risk, catastrophic loss risk, reinsurance coverage risk and that loss and loss adjustment expense reserves are not sufficient.
Reinsurance Ceded - As is customary in the insurance industry, Atlas reinsures portions of certain insurance policies it writes, thereby providing a greater diversification of risk and minimizing exposure on larger risks. Atlas remains contingently at risk with respect to any reinsurance ceded and would incur an additional loss if an assuming company were unable to meet its obligation under the reinsurance treaty.
Atlas monitors the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Letters of credit are maintained for any unauthorized reinsurer to cover ceded unearned premium, ceded loss reserve balances and ceded paid losses. These policies mitigate the risk of credit quality or dispute from becoming a danger to financial strength. To date, the Company has not experienced any material difficulties in collecting reinsurance recoverables.
Gross premiums written and ceded premiums, losses and commissions as of and for the years ended December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	2012	2011
Gross premiums written	$55,050	$42,031
Ceded premiums written	6,472	6,173
Net premiums written	48,578	35,858

Ceded premiums earned	6,575	7,654
Ceded losses and loss adjustment expenses	3,628	2,767
Ceding commissions	5,441	2,412

Ceded unpaid losses and loss adjustment expenses	5,680	7,825
Prepaid reinsurance premiums	2,111	2,214
Other amounts due from reinsurers	340	219

Unpaid Claims	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Unpaid Claims [Abstract]
Unpaid Claims
UNPAID CLAIMS
Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the three and six month periods ended June 30, 2013 and June 30, 2012 were as follows (all amounts in '000s):

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Unpaid claims, beginning of period	$105,891	$83,902	$70,067	$91,643
Less: reinsurance recoverable	14,170	8,081	5,680	7,825
Net beginning unpaid claims reserves	91,721	75,821	64,387	83,818
Fair value of net loss reserves acquired from Gateway			29,857	—

Incurred related to:
Current year	10,957	5,367	21,199	11,165
Prior years	—	41	19	147
	10,957	5,408	21,218	11,312
Paid related to:
Current year	2,877	2,264	4,532	3,921
Prior years	9,060	9,768	20,189	22,012
	11,937	12,032	24,721	25,933

Net unpaid claims, end of period	90,741	69,197	90,741	69,197
Add: reinsurance recoverable	14,480	8,153	14,480	8,153
Unpaid claims, end of period	$105,221	$77,350	$105,221	$77,350

The process of establishing the estimated provision for unpaid claims is complex and imprecise as it relies on the judgment and opinions of a large number of individuals, on historical precedent and trends, on prevailing legal, economic, social and regulatory trends and on expectations as to future developments. The process of determining the provision necessarily involves risks that the actual results will deviate, perhaps substantially, from the best estimates made.

UNPAID CLAIMS
Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the years ended December 31, 2012 and December 31, 2011 were as follows (all amounts in '000s):

	2012	2011
Unpaid claims, beginning of period	$91,643	$132,579
Less: reinsurance recoverable	7,825	6,477
Net beginning unpaid claims reserves	83,818	126,102
Incurred related to:
Current year	26,329	27,303
Prior years	216	1,691
	26,545	28,994
Paid related to:
Current year	8,925	12,715
Prior years	37,051	58,563
	45,976	71,278

Net unpaid claims, end of period	64,387	83,818
Add: reinsurance recoverable	5,680	7,825
Unpaid claims, end of period	$70,067	$91,643

The process of establishing the estimated provision for unpaid claims is complex and imprecise as it relies on the judgment and opinions of a large number of individuals, on historical precedent and trends, on prevailing legal, economic, social and regulatory trends and on expectations as to future developments. The process of determining the provision necessarily involves risks that the actual results will deviate, perhaps substantially, from the best estimates made. Atlas experienced minimal unfavorable prior year development in 2012, reflected as incurred related to prior years in the table above. The unfavorable prior year development relates to various non-core lines and accident years.

Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Options and Warrants [Abstract]
Stock Options and Warrants
STOCK OPTIONS AND WARRANTS
Stock options - Stock option activity for the six month periods ended June 30, 2013 and June 30, 2012 follows (all prices in Canadian dollars):

	Six Month Periods Ended
	June 30, 2013		June 30, 2012
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	133,950	$5.76	136,109	$5.70
Granted	91,667	6.45	—	—
Exercised	—	—	(922)	3.00
Expired	—	—	(1,237)	3.00
Outstanding, end of period	225,617	$6.04	133,950	$5.76

Information about options outstanding at June 30, 2013 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
March 18, 2010	March 18, 2020	10,700	10,700
January 18, 2011	January 18, 2021	123,250	92,438
January 11, 2013	January 11, 2023	91,667	—
Total		225,617	103,138

The options granted on March 18, 2010 have an exercise price of C$3.00 per share. These options were granted to directors of Atlas' predecessor company, JJR VI.
On January 18, 2011, Atlas granted options to purchase 123,250 ordinary shares of Atlas stock to officers and directors at an exercise price of C$6.00 per share. The options vest 25% at date of grant and 25% on each of the next three anniversary dates and expire on January 18, 2021. Using the Black-Scholes option pricing model, the weighted average grant date fair value of these options is C$3.72 per share.
On January 11, 2013, Atlas granted options to purchase 91,667 ordinary shares under the Company’s stock option plan, all of which were granted to the Company’s officers. The granted options have an exercise price of C$6.45 and vest equally on the first, second and third anniversaries of the grant date. The options expire on January 11, 2023. Using the Black-Scholes option pricing model, the weighted average grant date fair value of these options is C$4.54 per share.
The Black-Scholes option pricing model was used to estimate the fair value of compensation expense using the following assumptions – risk-free interest rate 1.88% to 3.13%; dividend yield 0.0%; expected volatility 65% to 100%; expected life of 6 to 10 years.
In accordance with Accounting Standard Codification 718 (Stock-Based Compensation), Atlas has recognized stock compensation expense on a straight-line basis over the requisite service period of the last separately vesting portion of the award. In the three month period ended June 30, 2013, Atlas recognized $63,000 in expense compared to $28,000 in the three month period ended June 30, 2012. Stock compensation expense is a component of other underwriting expenses on the income statement. Total unrecognized stock compensation expense related to the 2011 and 2013 grants is $520,000 as of the period ended June 30, 2013 which will be recognized over the next 4 years.
The weighted average exercise price of all the shares exercisable at June 30, 2013 is C$5.69 versus C$5.56 at December 31, 2012 and the grants have a weighted average remaining life of 8.6 years. The stock options outstanding have an intrinsic value as of the period ended June 30, 2013 of $724,000.
In the second quarter of 2013, a new Equity Incentive Plan was approved by Shareholders at the Annual General Meeting. Atlas will cease to grant new stock options under the existing Stock Option Plan. The Equity Incentive Plan is a new securities based compensation plan, pursuant to which Atlas may issue restricted shares, restricted units, stock options and other forms of equity incentives to eligible persons as part of their compensation. The Equity Incentive Plan is considered an amendment and restatement of the Stock Option Plan, although outstanding stock options issued pursuant to the Stock Option Plan will continue to be governed by the terms of the Stock Option Plan.
Under the Equity Incentive Plan, a director who either directly or indirectly purchases up to $100,000 of Atlas stock on the open market or through the employee stock purchase plan (see note 13) will receive a 3 to 1 matching grant of restricted stock (or for Canadian taxpayers, restricted stock units) based on the aggregate purchase price of shares he or she purchases during the six-month period beginning on June 18, 2013 and ending on December 31, 2013 (the “Purchase Period”). The matching grant will be made as soon as administratively possible after the end of the Purchase Period (the “Grant Date”). The number of shares that will be issued on the Grant Date will be determined by dividing (A) the dollar amount of the Company matching contribution due based on purchases during the Purchase Period by (B) the closing share price of one share of Company common stock at close of market on June 17, 2013 (the “Closing Price”). The restricted stock will vest 20% on each anniversary of the Grant Date, subject to the terms of the Guidelines. The matching grant will subject to all of the terms and conditions of the Equity Incentive Plan and applicable grant agreements.
Warrants - On November 1, 2010, 1,327,834 subscription receipts were issued in a private placement for ordinary shares of Atlas as well as warrants to purchase 1,327,834 ordinary shares of Atlas for C$6.00 per share. The subscription receipts were converted to Atlas ordinary shares at Atlas' formation.
During the three month period ended June 30, 2013, 70,997 warrants were exercised in exchange for common shares, leaving 1,256,837 warrants outstanding as of June 30, 2013. Subsequent to June 30, 2013, 66,432 additional warrants were exercised in exchange for common shares.
Atlas' closing stock price on June 28, 2013 (the last trading day of the quarter) on the NASDAQ was $8.95.

STOCK OPTIONS AND WARRANTS
Stock options - Stock option activity for the year ended December 31, 2012 and December 31, 2011 follows (all prices in Canadian dollars):

	2012		2011
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	136,109	$5.70	36,867	$3.00
Granted	—	—	123,250	6.00
Exercised	(922)	3.00	(24,008)	3.00
Expired	(1,237)	3.00	—	—
Outstanding, end of period	133,950	$5.76	136,109	$5.70

Information about options outstanding at December 31, 2012 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
January 18, 2011	January 18, 2021	123,250	61,625
March 18, 2010	March 18, 2020	10,700	10,700
Total		133,950	72,325

On January 18, 2011, Atlas granted options to purchase 123,250 ordinary shares of Atlas stock to officers and directors at an exercise price of C$6.00 per share. The options vest 25% at date of grant and 25% on each of the next three anniversary dates and expire on January 18, 2021. The weighted average grant date fair value of the options granted on January 18, 2011 is C$3.72 per share.
The Black-Scholes option pricing model was used to estimate the fair value of compensation expense using the following assumptions – risk-free interest rate 2.27% to 3.13%; dividend yield 0.0%; expected volatility 100%; expected life of 6 to 9 years.
In accordance with Accounting Standard Codification 718 (Stock-Based Compensation), Atlas has recognized stock compensation expense on a straight-line basis over the requisite service period of the last separately vesting portion of the award. In both of the years ended December 31, 2012 and 2011, Atlas recognized $113,000 in expense, which is a component of other underwriting expenses on the income statement. Total unrecognized stock compensation expense associated with the January 18, 2011 grant is $225,000 as of the year ended December 31, 2012 which will be recognized ratably through the next 2 years.
The weighted average exercise price of all the shares exercisable at December 31, 2012 and December 31, 2011 was C$5.56 and the grants have a weighted average remaining life of 8 years . The stock options granted on January 18, 2011 have an intrinsic value of $40,000 as of the year ended December 31, 2012.
Warrants - On November 1, 2010, American Acquisition closed a private placement where it issued 1,327,834 subscription receipts for ordinary shares of Atlas and warrants to purchase 1,327,834 ordinary shares of Atlas for C$6.00 per share in connection with the merger. The subscription receipts were converted to Atlas ordinary shares in connection with the merger. All the warrants were still outstanding at December 31, 2012 and expire on December 31, 2013.
Atlas' closing stock price on December 31, 2012 was C$6.30.

Other Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Employee Benefit Plans [Abstract]
Other Employee Benefit Plans
OTHER EMPLOYEE BENEFIT PLANS
Defined Contribution Plan - In January 2011, Atlas formed a defined contribution 401(k) plan covering all qualified employees of Atlas and its subsidiaries. Employees can choose to contribute up to 60% of their annual earnings but not more than $17,000 for 2013 to the plan. Qualifying employees age 50 and older can contribute an additional $5,500 in 2013. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Atlas contributions are discretionary. Employees are 100% vested in their own contributions and vest in Atlas contributions based on years of service with 100% vested after five years. Company contributions were $37,000 and $34,000 for the three month periods ended June 30, 2013 and 2012, respectively.
Employee Stock Purchase Plan - In the second quarter of 2011, Atlas initiated the Atlas Employee Stock Purchase Plan (the “ESPP”) to encourage continued employee interest in the operation, growth and development of Atlas and to provide an additional investment opportunity to employees. Beginning in June 2011, full time and permanent part time employees working more than 30 hours per week are allowed to invest up to 5% of adjusted salary in Atlas ordinary shares. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Atlas will also pay administrative costs related to this plan. Costs incurred related to this plan were $15,000 and $14,000 for the three month periods ended June 30, 2013 and 2012, respectively.

OTHER EMPLOYEE BENEFIT PLANS
Defined Benefit Plan – Prior to December 31, 1997, substantially all salaried employees of American Country were covered by a defined benefit pension plan known as the American Country Pension Plan (the “pension plan”). Benefits were based on the employee’s length of service and wages and benefits, as defined by the pension plan. The funding policy of the pension plan was generally to contribute amounts required to maintain minimum funding standards in accordance with the Employee Retirement Income Security Act. Effective December 31, 1997, upon resolution by the board of directors, the pension plan was frozen. During 2010, American Country made an application to the U.S. Internal Revenue Service to dissolve the pension plan and distribute the net plan assets to the beneficiaries. In the fourth quarter of 2011, the plan assets were fully distributed. As a result of the plan liquidation, the Company recognized a settlement charge of $2.5 million within other underwriting expenses in the fourth quarter of 2011. The settlement impact was previously reflected as an unrecognized adjustment to other comprehensive income and therefore, had created a nil impact to shareholders' equity.

	2012	2011
Change in Benefit Obligation
Benefit Obligation, beginning of year	$—	$5,110
Interest cost	—	229
Actuarial losses	—	(29)
Benefits paid	—	(229)
Settlement of obligation	—	(5,081)
Benefit Obligation, end of year	$—	$—

Change in Plan Assets
Fair value of plan assets, beginning of year	$—	$3,993
Actual return on plan assets	—	17
Employer contributions	—	1,300
Benefits Paid	—	(229)
Settlement of obligation	—	(5,081)
Fair value of plan assets, end of year	$—	$—

Funded Status, end of year	$—	$—

Items unrecognized as component of net pension cost, end of year (pre-tax)	—	—
Items unrecognized as component of net pension cost, end of year	—	—

Components of net pension cost
Interest cost	$—	$229
Expected return on plan assets	—	(177)
Amortization of prior service cost	—	—
Amortization of actuarial losses	—	61
Expense resulting from settlement of plan	—	2,544
Net periodic pension cost	$—	$2,657

Defined Contribution Plan - In January 2011, Atlas formed a defined contribution 401(k) plan covering all qualified employees of Atlas and its subsidiaries. Employees can choose to contribute up to 60% of their annual earnings but not more than $17,000 for 2011 to the plan. Qualifying employees age 50 and older can contribute an additional $5,500 in 2012. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Atlas contributions are discretionary. Employees are 100% vested in their own contributions and vest in Atlas contributions based on years of service with 100% vested after five years. Company contributions were $110,000 and $105,000 for the years ended December 31, 2012 and December 31, 2011, respectively.
Employee Stock Purchase Plan - In the second quarter of 2011, Atlas initiated the Atlas Employee Stock Purchase Plan (the “ESPP”) to encourage continued employee interest in the operation, growth and development of Atlas and to provide an additional investment opportunity to employees. Beginning in June 2011, full time and permanent part time employees working more than 30 hours per week are allowed to invest up to 5% of adjusted salary in Atlas ordinary shares. Atlas matches 50% of the employee contribution up to 5% of annual earnings for a total maximum expense of 2.5% of annual earnings per participant. Employees who signed up for the ESPP by May 30, 2011 each received an additional 100 ordinary shares as an initial participation incentive. Atlas will also pay administrative costs related to this plan. During the years ended December 31, 2012 and December 31, 2011, Atlas incurred costs related to the plan of $51,000 and $38,000 respectively.

Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share Capital [Abstract]
Share Capital
SHARE CAPITAL
On December 7, 2012, a shareholder meeting was held where a one-for-three reverse stock split was unanimously approved. When the reverse stock split took effect on January 29, 2013, it decreased the authorized and outstanding ordinary shares and restricted voting shares at a ratio of one-for-three. The primary objective of the reverse stock split was to increase the per share price of Atlas' ordinary shares to meet certain listing requirements of the NASDAQ Capital Market. The share capital for the common shares is as follows:

		June 30, 2013		December 31, 2012
	Shares Authorized	Shares Issued and Outstanding	Amount (in '000s)	Shares Issued and Outstanding	Amount (in '000s)
Ordinary	266,666,667	6,904,420	$20	2,256,924	$4
Restricted	33,333,334	1,262,471	4	3,887,471	14
Total common shares	300,000,001	8,166,891	$24	6,144,395	$18

On February 11, 2013, an aggregate of 4,125,000 Atlas ordinary shares were offered in Atlas' initial public offering in the United States. 1,500,000 ordinary shares were offered by Atlas and 2,625,000 ordinary shares were sold by Kingsway America Inc. ("KAI"), a wholly-owned subsidiary of Kingsway Financial Services Inc., or other Kingsway subsidiaries (collectively ”Kingsway”) at a price of $5.85 per share, less underwriting discounts and expenses. Atlas also granted the underwriters an option to purchase up to an aggregate of 618,750 additional shares at the public offering price of $5.85 per share to cover over-allotments, if any. On March 11, 2013, the underwriters exercised this option and purchased an additional 451,500 shares. After underwriting and other expenses, Atlas realized combined proceeds of $9.8 million.
During the three month period ended June 30, 2013, 70,997 warrants were exercised, which resulted in the issuance of 70,997 common shares.
All of the issued and outstanding restricted voting common shares are beneficially owned or controlled by Kingsway. In the event that such shares are disposed of such that Kingsway's beneficial interest is less than 10% of the issued and outstanding restricted voting common shares, the restricted voting common shares shall be converted into fully paid and non-assessable ordinary shares.
The restricted voting common shares are entitled to vote at all meetings of shareholders, except at meetings of holders of a specific class that are entitled to vote separately as a class. The restricted voting common shares as a class shall not carry more than 30% of the aggregate votes eligible to be voted at a general meeting of common shareholders.
The restricted voting common shares will convert to ordinary shares in the event that these Kingsway-owned shares are sold to non-affiliates of Kingsway.
Preferred shares are not entitled to vote. Of the total 20,000,000 preferred shares outstanding as of the three month period ended June 30, 2013, 18,000,000 are beneficially owned or controlled by Kingsway and 2,000,000 are beneficially owned or controlled by Hendricks. Preferred shareholders are entitled to dividends on a cumulative basis whether or not declared by the Board of Directors at the rate of $0.045 per share per year (4.5%) and may be paid in cash or in additional preferred shares at the option of Atlas. In liquidation, dissolution or winding-up of Atlas, preferred shareholders receive the greater of $1.00 per share plus all declared and unpaid dividends or the amount it would receive in liquidation if the preferred shares had been converted to restricted voting common shares or ordinary shares immediately prior to liquidation. Preferred shares are convertible into ordinary shares at the option of the holder at any date after the fifth year of issuance at the rate of 0.1270 ordinary shares for each preferred share. The conversion rate is subject to change if the number of ordinary shares or restricted voting common shares changes. The preferred shares are redeemable at the option of Atlas at a price of $1.00 per share plus accrued and unpaid dividends commencing at the earlier of two years from December 31, 2010 (the issuance date of the preferred shares), or the date the preferred shares are transferred to a party other than Kingsway or its subsidiaries or entities in which Kingsway holds a 10% or greater interest.
During the six month period ended June 30, 2013, Atlas declared and paid $2.1 million in dividends earned through the preferred shares to Kingsway, the cumulative amount to which they were entitled through the end of June 30, 2013. Hendricks earned $23,000 in dividends during the three month period ended June 30, 2013, which are unpaid as of June 30, 2013. The 18,000,000 preferred shares owned by Kingsway were repurchased by the Company on August 1, 2013 pursuant to the Share Repurchase Agreement.

SHARE CAPITAL
On December 7, 2012, a shareholder meeting was held where a one-for-three reverse stock split was unanimously approved. When the reverse stock split took effect on January 29, 2013, it decreased the authorized and outstanding ordinary shares and restricted voting shares at a ratio of one-for-three. The primary objective of the reverse stock split was to increase the per share price of Atlas' ordinary shares to meet certain listing requirements of the NASDAQ Capital Market. The share capital for the common shares is as follows:

As of December 31,		2012		2011
	Shares Authorized	Shares Issued and Outstanding	Amount (in '000s)	Shares Issued and Outstanding	Amount (in '000s)
Ordinary	266,666,667	2,256,924	$4	1,541,842	$4
Restricted	33,333,334	3,887,471	14	4,601,621	14
Total common shares	300,000,001	6,144,395	$18	6,143,463	$18

All of the issued and outstanding restricted voting common shares are beneficially owned or controlled by Kingsway America Inc., (”Kingsway”) a wholly owned subsidiary of Kingsway Financial Services Inc. or other Kingsway subsidiaries. In the event that such shares are disposed of such that Kingsway’s beneficial interest is less than 10% of the issued and outstanding restricted voting common shares, the restricted voting common shares shall be converted into fully paid and non-assessable ordinary shares.
The restricted voting common shares are entitled to vote at all meetings of shareholders, except at meetings of holders of a specific class that are entitled to vote separately as a class. The restricted voting common shares as a class shall not carry more than 30% of the aggregate votes eligible to be voted at a general meeting of common shareholders.
The restricted voting common shares will convert to ordinary shares in the event that these Kingsway owned shares are sold to non-affiliates of Kingsway.
Preferred shares are not entitled to vote and are beneficially owned or controlled by Kingsway as of the year ended December 31, 2012. Preferred shareholders are entitled to dividends on a cumulative basis whether or not declared by the Board of Directors at the rate of $0.045 per share per year (4.5%) and may be paid in cash or in additional preferred shares at the option of Atlas. In liquidation, dissolution or winding-up of Atlas, preferred shareholders receive the greater of $1.00 per share plus all declared and unpaid dividends or the amount it would receive in liquidation if the preferred shares had been converted to restricted voting common shares or ordinary shares immediately prior to liquidation. Preferred shares are convertible into ordinary shares at the option of the holder at any date after the fifth year of issuance at the rate of 0.1270 ordinary shares for each preferred share. The conversion rate is subject to change if the number of ordinary shares or restricted voting common shares changes. The preferred shares are redeemable at the option of Atlas at a price of $1.00 per share plus accrued and unpaid dividends commencing at the earlier of two years from December 31, 2010 (the issuance date of the preferred shares), or the date the preferred shares are transferred to a party other than Kingsway or its subsidiaries or entities in which Kingsway holds a 10% or greater interest.
The cumulative amount of dividends to which the preferred shareholders are entitled upon liquidation or sooner, if Atlas declares dividends, is $1.6 million as of the year ended December 31, 2012, or $0.26 per common share.

Deferred Policy Acquisition Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs [Text Block]
DEFERRED POLICY ACQUISITION COSTS
Deferred policy acquisition costs for the six month periods ended June 30, 2013 and June 30, 2012 (in '000s):

	Six Month Periods Ended
	June 30, 2013	June 30, 2012
Balance, beginning of period	$3,764	$3,020
Acquired in business combination	1,233	—
Acquisition costs deferred	4,161	2,529
Amortization charged to income	4,497	2,768
Balance, end of period	$4,661	$2,781

RELATED PARTY TRANSACTIONS
The business of Atlas is carried on through its insurance subsidiaries. Atlas’ insurance subsidiaries have been a party to various transactions with affiliates in the past, although activity in this regard has diminished over time. Related party transactions, including services provided to or received by Atlas’ insurance subsidiaries, are carried out in the normal course of operations and are measured at the amount of consideration paid or received as established and agreed upon by the parties. Such transactions typically include claims handling services, marketing services and commission payments. Management believes that consideration paid for such services approximates fair value.
For the year ended December 31, 2012 and December 31, 2011, Atlas incurred $2.0 million and $2.3 million, respectively, in commissions to Avalon Risk Management, Inc. (“Avalon”). In the year ended December 31, 2012 and December 31, 2011, Atlas also incurred expenses of $0 and $137,000 respectively, for marketing services performed by Avalon. Avalon was a KFSI subsidiary through October 2009, and had certain investors and directors in common with Atlas. As of December 31, 2012, Atlas and Avalon no longer have any common directors nor investors. Avalon acts as a program manager for a surety program primarily consisting of U.S. Customs bonds. In this capacity they are responsible for coordinating marketing, customer service and claim handling for the surety bonds written under this agreement. This program is 100% reinsured by an unrelated third party.
As at December 31, 2012 and December 31, 2011, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

As of December 31,	2012	2011
Kingsway America Inc.	$43	$291
Universal Casualty Company	—	(500)
Kingsway Amigo Insurance Company	1	(1)
Total	$44	$(210)
DEFERRED POLICY ACQUISITION COSTS
Deferred policy acquisition costs for the year ended December 31, 2012 and December 31, 2011 (in '000s):

	2012	2011
Balance, beginning of period	$3,020	$3,804
Acquisition costs deferred	7,215	6,510
Amortization charged to income	6,471	7,294
Balance, end of period	$3,764	$3,020

Selected Quarterly Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Data [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

(in ‘000s, except per share data)
	2012
	Q4	Q3	Q2	Q1
Gross premium written	$10,701	$23,353	$9,242	$11,754
Net premium earned	11,914	10,934	7,552	8,310
Underwriting income/(loss)	305	264	(868)	(617)
Net income/(loss) attributable to Atlas	1,244	1,657	130	135
Net income/(loss) attributable to common shareholders	1,037	1,455	(72)	(64)
Basic earnings/(loss) per common share	$0.17	$0.24	$(0.01)	$—
Diluted earnings/(loss) per common share	$0.15	$0.24	$(0.01)	$—

(in ‘000s, except per share data)
	2011
	Q4	Q3	Q2	Q1
Gross premium written	$9,081	$10,928	$7,856	$14,166
Net premium earned	9,079	8,797	9,062	8,809
Underwriting income/(loss)	(6,325)	(1,729)	(1,278)	(1,906)
Net income/(loss) attributable to Atlas	(3,024)	1,066	193	(705)
Net income/(loss) attributable to common shareholders	(3,228)	862	(9)	(905)
Basic earnings/(loss) per common share	$(0.53)	$0.14	$—	$(0.15)
Diluted earnings/(loss) per common share	$(0.53)	$0.14	$—	$(0.15)

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTIONS
The business of Atlas is carried on through its insurance subsidiaries. Atlas’ insurance subsidiaries have been parties to various transactions with affiliates in the past, although activity in this regard has diminished over time. Related party transactions, including services provided to or received by Atlas’ insurance subsidiaries, are carried out in the normal course of operations and are measured at the amount of consideration paid or received as established and agreed upon by the parties. Such transactions typically include claims handling services, marketing services and commission payments. Management believes that consideration paid for such services approximates fair value.
At June 30, 2013 and December 31, 2012, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

	June 30, 2013	December 31, 2012
Kingsway America Inc.	$44	$43
Kingsway Amigo Insurance Company	4	1
Total	$48	$44

Subsequent Events (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS
Refer above to Notes 4 and 14 for a discussion of subsequent events regarding the Share Repurchase Agreement executed during the third quarter of 2013.
Refer above to Note 7 for a discussion of subsequent events regarding the utilization of Atlas' deferred tax assets.

SUBSEQUENT EVENTS
Acquisition of Gateway Insurance Company

On January 2, 2013 we acquired Camelot Services, Inc., or Camelot Services, a privately owned insurance holding company, and its sole subsidiary, Gateway Insurance Company, or Gateway, from Hendricks Holding Company, Inc., or Hendricks, an unaffiliated third party. Gateway provides specialized commercial insurance products, including commercial automobile insurance to niche markets such as taxi, black car and sedan service owners and operators.

Refer to Note 3 for a complete description of the acquisition of Camelot Services.

Reverse Stock Split/Change in Capital Structure

On December 7, 2012, a shareholder meeting was held where a one-for-three reverse stock split was unanimously approved. When the reverse stock split took effect on January 29, 2013, it decreased the authorized and outstanding ordinary shares and restricted voting shares at a ratio of one-for-three. The primary objective of the reverse stock split was to increase the per share price of Atlas' ordinary shares to meet certain listing requirements of the NASDAQ Capital Market. Unless otherwise noted, all historical share and per share values in these financial statements reflect the one-for-three reverse stock split.

Stock Option Grant

On January 11, 2013, Atlas granted options to purchase 91,667 ordinary shares under the Company’s stock option plan, all of which were granted to the Company’s officers. The granted options have an exercise price of C$6.45 and vest equally on the first, second and third anniversary of the grant date. The options expire on January 11, 2023.

Initial Public Offering in the United States

On February 11, 2013, an aggregate of 4,125,000 Atlas ordinary shares were offered in Atlas' initial public offering in the United States. 1,500,000 ordinary shares were offered by Atlas and 2,625,000 ordinary shares were sold by KAI at a price of $5.85 per share, less underwriting discounts and expenses. Atlas also granted the underwriters an option to purchase up to an aggregate of 618,750 additional shares at the public offering price of $5.85 per share to cover over-allotments, if any. On March 11, 2013, the underwriters exercised this option and purchased an additional 451,500 shares. After underwriting and other expenses, Atlas realized combined proceeds of $10.3 million.

The principal purposes of the initial offering in the United States are to create a public market for Atlas' ordinary shares and thereby enable future access to the public equity markets by Atlas and its shareholders, and to obtain additional capital. The intended usage of the net proceeds from the offering are for working capital, to acquire complementary businesses or other assets, to repurchase preferred shares, which accrue dividends on a cumulative basis at a rate of $0.045 per share per year (4.5%), or for other general corporate purposes; however there are no specific planned uses of the net proceeds.

Nature of Operations Nature of Operations Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation - The consolidated financial statements include the accounts of Atlas and the entities it controls. Subsidiaries are entities over which Atlas, directly or indirectly, has the power to govern the financial and operating policies in order to obtain the benefits from their activities, generally accompanying an equity shareholding of more than one half of the voting rights. Subsidiaries are fully consolidated from the date on which control is transferred to Atlas and would be de-consolidated from the date that control ceases. The operating results of subsidiaries acquired or disposed of during the year will be included in the consolidated statement of operations from the effective date of acquisition and up to the effective date of disposal, as appropriate. All significant intercompany transactions and balances are eliminated in consolidation. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by Atlas.
The following are Atlas’ subsidiaries, all of which are 100% owned, either directly or indirectly, together with the jurisdiction of incorporation that are included in consolidated financial statements:
American Insurance Acquisition Inc. (Delaware)
American Country Insurance Company (Illinois)
American Service Insurance Company, Inc. (Illinois)
Gateway Insurance Company (Missouri) (beginning January 2, 2013) - See Note 3

Classification of Assets & Liabilities [Policy Text Block]
Classification of assets and liabilities - It is not customary in the insurance and financial services industries to classify assets and liabilities as current (settled in 1 year or less) and non-current (settled beyond 1 year). Assets and liabilities that could otherwise be classified as current include cash and cash equivalents, accrued investment income, accounts receivable and other assets, due from reinsurers and other insurers, income tax receivable, deferred policy acquisition costs, assets held for sale, accounts payable and accrued expenses, due to reinsurers and other insurers. Balances that would otherwise be classified as non-current include deferred tax assets and office equipment. All other assets and liabilities include balances that are both current and non-current.

Use of Estimates, Policy [Policy Text Block]
Estimates and assumptions - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and changes in estimates are recorded in the accounting period in which they are determined. The liability for unpaid loss and loss adjustment expenses and related amounts recoverable from reinsurers represents the most significant estimate in the accompanying financial statements. Significant estimates in the accompanying financial statements also include the fair values of investments in bonds, deferred tax asset valuation, premium receivable bad debt allowance and deferred policy acquisition cost recoverability.

Investment, Policy [Policy Text Block]
Financial instruments - Financial instruments are recognized and derecognized using trade date accounting, since that is the date Atlas contractually commits to the purchase or sale with the counterparty.
Effective interest method - Atlas utilizes the effective interest method for calculating the amortized cost of a financial asset and to allocate interest income or interest expense over the relevant period. The effective interest rate is the rate that exactly discounts the estimated future cash flows through the expected life of the financial instrument. Interest income is reported net of amortization of premium and accretion of discount. Realized gains and losses on disposition of available-for-sale securities are based on the net proceeds and the adjusted cost of the securities sold, using the specific identification method.
Financial assets - Atlas classifies financial assets as described below. Management determines the classification at initial recognition based on the purpose of the financial asset.
Cash and cash equivalents - Cash and cash equivalents include cash and highly liquid securities with original maturities of 90 days or less.
Available for sale (“AFS”) - Investments in fixed income securities are classified as available for sale. Securities are classified as available-for-sale when Atlas may decide to sell those securities due to changes in market interest rates, liquidity needs, changes in yields or alternative investments, and for other reasons. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of income tax, included as a separate component of accumulated other comprehensive income (loss) in shareholder’s equity.
Impairment of financial assets - Atlas assesses, on a quarterly basis, whether there is evidence that a financial asset or group of financial assets is impaired. An investment is considered impaired when the fair value of the investment is less than its cost or amortized cost. When an investment is impaired, the Company must make a determination as to whether the impairment is other-than-temporary.
Under ASC guidance, with respect to an investment in an impaired debt security, other-than temporary impairment ("OTTI") occurs if (a) there is intent to sell the debt security, (b) it is more likely than not it will be required to sell the debt security before its anticipated recovery, or (c) it is probable that all amounts due will be unable to be collected such that the entire cost basis of the security will not be recovered. If Atlas intends to sell the debt security, or will more likely than not be required to sell the debt security before the anticipated recovery, a loss in the entire amount of the impairment is reflected in net investment gains (losses) on investments in the consolidated statements of income. If Atlas determines that it is probable it will be unable to collect all amounts and Atlas has no intent to sell the debt security, a credit loss is recognized in net investment gains (losses) on investments in the consolidated statements of income to the extent that the present value of expected cash flows is less than the amortized cost basis; any difference between fair value and the new amortized cost basis (net of the credit loss) is reflected in other comprehensive income (losses), net of applicable income taxes.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair values of financial instruments - Atlas has used the following methods and assumptions in estimating its fair value disclosures:
Fair values for investments are based on quoted market prices, when available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments or values obtained from independent pricing services.
Atlas' fixed income portfolio is managed by a SEC registered investment advisor specializing in the management of insurance company portfolios. Management works directly with them to ensure that Atlas benefits from their expertise and also evaluates investments as well as specific positions independently using internal resources. Atlas' investment advisor has a team of credit analysts for all investment grade fixed income sectors. The investment process begins with an independent analyst review of each security's credit worthiness using both quantitative tools and qualitative review. At the issuer level, this includes reviews of past financial data, trends in financial stability, projections for the future, reliability of the management team in place, market data (credit spread, equity prices, trends in this data for the issuer and the issuer's industry). Reviews also consider industry trends and the macro-economic environment. This analysis is continuous, integrating new information as it becomes available. In short, Atlas does not rely on rating agency ratings to make investment decisions, but instead with the support of its independent investment advisors, performs independent fundamental credit analysis to find the best securities possible. Together with its investment advisor, Atlas found that over time this process creates an ability to sell securities prior to rating agency downgrades or to buy securities before upgrades. As of December 31, 2012, this process did not generate any significant difference in the rating assessment between Atlas' review and the rating agencies.
Atlas employs specific control processes to determine the reasonableness of the fair value of its financial assets. These processes are designed to supplement those performed by Atlas' investment advisor to ensure that the values received from them are accurately recorded and that the data inputs and the valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, Atlas assesses the reasonableness of individual security values which have stale prices or whose changes exceed certain thresholds as compared to previous values received from Atlas' investment advisor or to expected prices. The portfolio is reviewed routinely for transaction volumes, new issuances, any changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for market valuations. When fair value determinations are expected to be more variable, they are validated through reviews by members of management or the Board of Directors who have relevant expertise and who are independent of those charged with executing investment transactions.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts receivable and other assets - Accounts receivable include premium balances due and uncollected and installment premiums not yet due from agents and insureds.
Atlas evaluates the collectibility of accounts receivable based on a combination of factors. When aware of a specific customer's inability to meet its financial obligations, such as in the case of bankruptcy or deterioration in the customer's operating results or financial position, Atlas records a specific reserve for bad debt to reduce the related receivable to the amount Atlas reasonably believes is collectible. Atlas also records reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due and historical collection experience. Accounts are reviewed for potential write-off on a case-by-case basis. Accounts deemed uncollectible are written off, net of expected recoveries. If circumstances related to specific customers change, estimates of the recoverability of receivables could be further adjusted.

Capitalization of Deferred Policy Acquisition Costs, Policy [Policy Text Block]
Deferred policy acquisition costs ("DPAC") - Atlas defers producers’ commissions, premium taxes and other underwriting and marketing costs directly relating to the successful acquisition of premiums written to the extent they are considered recoverable. These costs are then expensed as the related premiums are earned. The method followed in determining the deferred policy acquisition costs limits the deferral to its realizable value by giving consideration to estimated future claims and expenses to be incurred as premiums are earned. Changes in estimates, if any, are recorded in the accounting period in which they are determined. Anticipated investment income is included in determining the realizable value of the deferred policy acquisition costs. Atlas’ deferred policy acquisition costs are reported net of deferred ceding commissions.
When anticipated losses, loss adjustment expenses, commissions and other acquisition costs exceed recorded unearned premium and any future installment premiums on existing policies, a premium deficiency reserve is recognized by recording a reduction to DPAC with a corresponding charge to operations. Atlas utilizes anticipated investment income as a factor in its premium deficiency calculation. Atlas concluded that no premium deficiency adjustments were necessary in either of the years ended December 31, 2012 and December 31, 2011.

Income Tax, Policy [Policy Text Block]
Income taxes - Income taxes expense (benefit) includes all taxes based on taxable income (loss) of Atlas and its subsidiaries, and are recognized in the statement of income and comprehensive income except to the extent that they relate to items recognized directly in other comprehensive income, in which case the income tax effect is also recognized in other comprehensive income.
Deferred taxes are recognized using the asset and liability method of accounting. Under this method the future tax consequences attributable to temporary differences in the tax basis of assets, liabilities and items recognized directly in equity and the financial reporting basis of such items are recognized in the financial statements by recording deferred tax liabilities or deferred tax assets.
Deferred tax assets are recognized only to the extent that it is probable that future taxable income will be available against which they can be utilized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on future tax assets and liabilities of a change in tax rates is recognized in income in the period of enactment.
When considering the extent of the valuation allowance on Atlas' deferred tax asset, weight is given by management to both positive and negative evidence. GAAP states that a cumulative loss in recent years is a significant piece of negative evidence that is difficult to overcome in determining that a valuation allowance is not needed against deferred tax assets. However, the strength and trend of earnings, as well as other relevant factors are considered.

Property, Plant and Equipment, Policy [Policy Text Block]
Office equipment and software – Office equipment is stated at historical cost less deprecation. Subsequent costs are included in the asset’s carrying amount or capitalized as a separate asset only when it is probable that future economic benefits will be realized. Repairs and maintenance are recognized as an expense during the period incurred. Depreciation on equipment is provided on a straight-line basis over the estimated useful lives which range from 5 years for vehicles, 7 years for furniture and the term of the lease for leased equipment.
Rent expense for the lease on Atlas' headquarters is recognized on a straight-line basis over the life of the lease.

Short-Duration Contracts, Policy [Policy Text Block]
Insurance contracts – Contracts under which Atlas’ insurance subsidiaries accept risk at the inception of the contract from another party (the insured holder of the policy) by agreeing to compensate the policyholder or other insured beneficiary if a specified future event (the insured event) adversely affects the holder of the policy are classified as insurance contracts. All policies are short-duration contracts.

Unpaid Policy Claims and Claims Adjustment Expense, Policy [Policy Text Block]
Claims liabilities - The provision for unpaid claims represent the estimated liabilities for reported claims, plus those incurred but not yet reported and the related estimated loss adjustment expenses, such as legal fees. Unpaid claims expenses are determined using case-basis evaluations and statistical analyses, including insurance industry loss data, and represent estimates of the ultimate cost of all claims incurred. Although considerable variability is inherent in such estimates, management believes that the liability for unpaid claims is adequate. The estimates are continually reviewed and adjusted as necessary; such adjustments are included in current operations and are accounted for as changes in estimates.

Reinsurance Accounting Policy [Policy Text Block]
Reinsurance - As part of Atlas’ insurance risk management policies, portions of its insurance risk is ceded to reinsurers. Reinsurance premiums and claims expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims ceded to other companies have been reported as a reduction of premium revenue and claims incurred expense. Commissions paid to Atlas by reinsurers on business ceded have been accounted for as a reduction of the related policy acquisition costs. Reinsurance receivables are recorded for that portion of paid and unpaid losses and loss adjustment expenses that are ceded to other companies. Prepaid reinsurance premiums are recorded for unearned premiums that have been ceded to other companies.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based payments - Atlas has a stock-based compensation plan which is described fully in Note 10. Under ASC 718 Compensation-Stock Compensation (“ASC 718”), the fair-value method of accounting is used to determine and account for equity settled transactions and to determine stock-based compensation awards granted to employees and non-employees using the Black-Scholes option pricing model. Compensation expense is recognized over the period that the stock options vest, with a corresponding increase to additional paid in capital.
For option awards with graded vesting, expense is recognized on a straight line basis over the service period for the entire award.

Segment Reporting, Policy [Policy Text Block]	Operating segments - Atlas is in a single operating segment – property and casualty insurance.

Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows:

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Basic:
Net income attributable to Atlas	$1,701	$130	$2,303	$265
Less: Preferred share dividends	225	202	501	402
Net income (loss) attributable to common shareholders	1,476	(72)	1,802	(137)
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Basic earnings (loss) per common share	$0.18	$(0.01)	$0.24	$(0.02)
Diluted:
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Add:
Dilutive stock options outstanding	44,161	—	31,719	—
Dilutive warrants	252,794	—	183,945	—
Preferred shares	2,540,000	—	2,540,000	—
Dilutive average common shares outstanding	10,968,405	6,144,385	10,346,756	6,145,099
Dilutive earnings per common share	$0.16	$(0.01)	$0.22	$(0.02)
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows:

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Basic:
Net income attributable to Atlas	$1,701	$130	$2,303	$265
Less: Preferred share dividends	225	202	501	402
Net income (loss) attributable to common shareholders	1,476	(72)	1,802	(137)
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Basic earnings (loss) per common share	$0.18	$(0.01)	$0.24	$(0.02)
Diluted:
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Add:
Dilutive stock options outstanding	44,161	—	31,719	—
Dilutive warrants	252,794	—	183,945	—
Preferred shares	2,540,000	—	2,540,000	—
Dilutive average common shares outstanding	10,968,405	6,144,385	10,346,756	6,145,099
Dilutive earnings per common share	$0.16	$(0.01)	$0.22	$(0.02)

Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the years ended December 31, 2012, December 31, 2011 is as follows:

	2012	2011
Basic:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Less: Preferred share dividends	810	810
Net income/(loss) attributable to common shareholders	2,356	(3,280)
Weighted average common shares outstanding	6,144,281	6,124,542
Basic earnings/(loss) per common share	$0.38	$(0.54)
Diluted:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Weighted average common shares outstanding	6,144,281	6,124,542
Dilutive potential ordinary shares	2,290,667	—
Dilutive average common shares outstanding	8,434,948	6,124,542
Dilutive earnings/(loss) per common share	$0.38	$(0.54)

Acquisition of Gateway (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquisition of Gateway [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

Employee Termination Costs
Balance - beginning of period	$—
Recognized in earnings	337
Spending	(211)
Balance - end of period	$126

Pro Forma Information [Table Text Block]

(in '000s, except per share information)	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Revenue	$11,287	$23,189
Net income/(loss)	$77	$(12)
Basic earnings per share (1)	$(0.02)	$(0.05)
Diluted earnings per share (1)	$(0.02)	$(0.05)

(in '000s)
Year Ended December 31,	2012	2011
Revenue	$53,708	$56,361
Net income	$(1,346)	$(4,392)

Schedule of Purchase Price Allocation [Table Text Block]

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Accounts receivable and other assets	8,694
Reinsurance recoverables	6,352
Intangible assets	740
Property and equipment	923
Value of business acquired	1,233
Total Assets	$63,363

Claims liabilities	$36,209
Unearned premiums	9,601
Due to reinsurers and other insurers	286
Accounts payable and other liabilities	2,985
Total Liabilities	$49,081

Net assets acquired	$14,282
The acquisition of Gateway resulted in the recognition of intangible assets, comprised entirely of state insurance licenses valued at $740,000. The state insurance licenses are considered to have an infinite life and will not be amortized, but will be evaluated for impairment at least annually. Thus, Atlas recognized no amortization expense during the six month period ended June 30, 2013 related to intangible assets acquired in the Gateway transaction.
Atlas incurred $406,000 in legal and professional fee expenses related to the transaction during the six month period ended June 30, 2013, all in the first quarter. Atlas also incurred $337,000 in one-time employee termination costs during the six month period ended June 30, 2013, plans for which were formulated in the same period. This expense is included in "Other Underwriting Expenses" on the Statement of Income and Comprehensive Income. The objective of the restructuring is to eliminate managerial and staff positions deemed duplicative subsequent to the acquisition. Activity related to this plan in the six month period ended June 30, 2013 follows (in '000s):

Employee Termination Costs
Balance - beginning of period	$—
Recognized in earnings	337
Spending	(211)
Balance - end of period	$126

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Other current assets	17,273
Property and equipment	195
Deferred policy acquisition costs	685
Total Assets	$63,574

Claims liabilities	$36,209
Unearned premiums	9,601
Accounts payable and other liabilities	3,482
Total Liabilities	$49,292

Net assets acquired	$14,282

Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Gain (Loss) on Investments [Table Text Block]

	2012	2011
Fixed income securities	$799	$4,147
Equities	636	—
Net investment gains (losses)	$1,435	$4,147

Investment Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investment Income [Table Text Block]
The following table summarizes the components of net investment income for the three month periods ended June 30, 2013 and 2012 (all amounts in '000s):

	2013	2012
Total investment income
Interest income	624	729
Dividends	5	15
Income from other investments	62	—
Investment expenses	(144)	(87)
Net investment income	$547	$657

The following table summarizes the components of net investment income for the years ended December 31, 2012 and 2011(all amounts in '000s):

	2012	2011
Total investment income
Interest income	$2,757	$3,791
Dividends	19	12
Income from other investments	55	—
Investment expenses	(378)	(523)
Net investment income	$2,453	$3,280

Investments Classified by Contractual Maturity Date (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investments Classified by Contractual Maturity Date [Table Text Block]
The following tables summarize carrying amounts of fixed income securities by contractual maturity. As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the period ended June 30, 2013	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$4,190	$37,513	$28,269	$48,186	$118,158
Percentage of total	3.5%	31.7%	23.9%	40.8%	100.0%

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

The following table summarizes Atlas' investments at fair value as at the year ended December 31, 2012 and as of the year ended December 31, 2011(all amounts in '000s):

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	$1,262
Totals	$11,414	$88,002	$1,496	$100,912

December 31, 2011	Level 1	Level 2	Level 3	Total
Fixed Income Securities	$13,363	$90,128	$—	$103,491
Equities	1,141	—	—	1,141
Totals	$14,504	$90,128	$—	$104,632
The following tables summarize carrying amounts of fixed income securities by contractual maturity (all amounts in '000s). As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

As of the year ended December 31, 2011	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$29,407	$27,317	$10,242	$36,525	$103,491
Percentage of total	28.4%	26.4%	9.9%	35.3%	100.0%

Available-for-Sale Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Available-for-sale Securities [Table Text Block]
The amortized cost, gross unrealized gains and losses and fair value for Atlas’ investments in fixed maturities and equity investments are as follows (all amounts in '000s):

December 31, 2012		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$34,993	$879	$9	$35,863
	- Corporate	35,922	1,253	16	37,159
	- Commercial mortgage backed	20,387	433	7	20,813
	- Other asset backed	4,121	123	—	4,244
Total fixed income		$95,423	$2,688	$32	$98,079
Equities		$1,563	$8	$—	$1,571
Totals		$96,986	$2,696	$32	$99,650

December 31, 2011		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$44,835	$911	$—	$45,746
	- Corporate	35,572	825	24	36,373
	- Commercial mortgage backed	17,493	208	—	17,701
	- Other asset backed	3,573	99	1	3,671
Total fixed income		$101,473	$2,043	$25	$103,491
Equities		994	147	—	1,141
Totals		$102,467	$2,190	$25	$104,632

Financial and Credit Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial and Credit Risk Management [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

June 30, 2013	Level 1	Level 2	Level 3	Total
Fixed income securities	$12,938	$104,794	$426	$118,158
Equities	375	—	—	375
Other investments	—	—	1,249	$1,249
Totals	$13,313	$104,794	$1,675	$119,782

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	1,262
Totals	$11,414	$88,002	$1,496	$100,912

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	$1,262
Totals	$11,414	$88,002	$1,496	$100,912

December 31, 2011	Level 1	Level 2	Level 3	Total
Fixed Income Securities	$13,363	$90,128	$—	$103,491
Equities	1,141	—	—	1,141
Totals	$14,504	$90,128	$—	$104,632

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
As a result of Atlas' deferred tax assets, the effective tax rate was 4.1% for the three month period ended June 30, 2013, and 3.1% for the six month period ended June 30, 2013, compared to the U.S. statutory income tax rate of 34% as shown below (all amounts in '000s):

	Three Month Periods Ended				Six Month Periods Ended
	June 30, 2013		June 30, 2012		June 30, 2013		June 30, 2012
	Amount	%	Amount	%	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$602	34.0%	$44	34.0%	$807	34.0%	$90	34.0%
Change in valuation allowance	(586)	(33.1)%	(44)	(34.0)%	(931)	(39.1)%	(92)	(34.8)%
Nondeductible expenses	9	0.5%	1	0.8%	150	6.3%	5	1.9%
Other	47	2.7%	(1)	(0.8)%	46	1.9%	(3)	(1.1)%
Total	$72	4.1%	$—	—%	$72	3.1%	$—	—%

The effective tax rate was 0.0% and (32.0)% for the years ended December 31, 2012 and 2011, respectively, compared to the U.S. statutory income tax rate of 34% as shown below(all amounts in '000s):

	2012		2011
	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$1,076	34.0%	$(1,235)	(34.0)%
Change in valuation allowance	(1,119)	(35.3)%	—	—%
Nondeductible expenses	48	1.5%	5	0.1%
Tax implications of qualifying transaction	—	—%	75	2.1%
Other	(5)	(0.2)%	(8)	(0.2)%
Total	$—	—%	$(1,163)	(32.0)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred income tax assets and liabilities as of June 30, 2013 and December 31, 2012 are as follows (all amounts in '000s):

	June 30, 2013	December 31, 2012
Deferred tax assets:
Unpaid claims and unearned premiums	$4,251	$3,144
Taxable loss carry-forwards	16,103	16,128
Bad debts	251	164
Other	942	907
Valuation allowance	(11,318)	(11,242)
Total deferred tax assets, net of allowance	10,229	9,101

Deferred tax liabilities:
Investment securities	585	910
Deferred policy acquisition costs	1,585	1,280
Other	14	306
Total gross deferred tax liabilities	2,184	2,496
Net deferred tax assets	$8,045	$6,605

The components of deferred income tax assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Unpaid claims and unearned premiums	$3,144	$3,004
Taxable loss carry-forwards	16,128	15,558
Bad debts	164	1,297
Other	907	1,338
Valuation allowance	(11,242)	(12,361)
Total deferred tax assets, net of allowance	9,101	8,836

Deferred tax liabilities:
Investment securities	910	740
Deferred policy acquisition costs	1,280	1,027
Other	306	294
Total gross deferred tax liabilities	2,496	2,061
Net deferred tax assets	$6,605	$6,775

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consists of the following for the six month periods ended June 30, 2013 and June 30, 2012:

	2013	2012
Current tax expense/(benefit)	$72	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	—
Total	$72	$—

Income tax expense consists of the following for the year ended December 31, 2012 and December 31, 2011:

	2012	2011
Current tax expense/(benefit)	$—	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	(1,163)
Total	$—	$(1,163)

Summary of Operating Loss Carryforwards [Table Text Block]
Amounts and expiration dates of the operating loss carry forwards as of June 30, 2013 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$12,563
2002	2022	4,317
2004	2024	125
2005	2025	183
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	2,442
2011	2031	10,558
2012	2032	322
Total		$47,364

Amounts and expiration dates of the operating loss carry forwards as of December 31, 2012 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$14,750
2002	2022	4,317
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	1,949
2011	2031	9,349
2012	2032	216
Total		$47,435

Assets Held for Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets Held for Sale [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$560	$1,019	$1,029	$770	$281	$3,659

Lease Commitments Related to Headquarters Building (in '000s)

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$653	$673	$693	$714	$281	$3,014
Atlas assumed a lease for Gateway's headquarters in St. Louis, Missouri as part of the acquisition which took place on January 2, 2013. Atlas has cash obligations of $336,000 per year through February 2017 which are not included in the above table.

Operating Lease Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$560	$1,019	$1,029	$770	$281	$3,659

Lease Commitments Related to Headquarters Building (in '000s)

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$653	$673	$693	$714	$281	$3,014
Atlas assumed a lease for Gateway's headquarters in St. Louis, Missouri as part of the acquisition which took place on January 2, 2013. Atlas has cash obligations of $336,000 per year through February 2017 which are not included in the above table.

Software and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Software and Equipment [Abstract]
Schedule of Property, Plant and Equipment [Table Text Block]

	June 30, 2013	December 31, 2012
Leasehold improvements	$501	$501
Internal use software	5,499	4,560
Computer equipment	1,657	1,505
Furniture and other office equipment	365	306
Total	8,022	6,872
Accumulated depreciation	(6,042)	(5,735)
Balance, end of period	$1,980	$1,137

	2012	2011
Leasehold improvements	$501	$—
Internal use software	4,560	4,131
Computer equipment	1,505	1,463
Furniture and other office equipment	306	1,142
Total	6,872	6,736
Accumulated Depreciation	5,735	6,296
Balance, end of period	$1,137	$440

Underwriting Policy and Reinsurance Ceded (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Underwriting Policy and Reinsurance Ceded [Abstract]
Schedule of Effects of Reinsurance Premiums for Insurance Companies [Table Text Block]
Gross premiums written and ceded premiums, losses and commissions as of and for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows (all amounts in '000s):

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Gross premiums written	$16,562	$9,242	$38,915	$20,996
Ceded premiums written	1,587	1,427	8,666	2,960
Net premiums written	$14,974	$7,815	$30,250	$18,036

Ceded premiums earned	$3,357	$1,570	$7,864	$3,213
Ceded losses and loss adjustment expenses	1,917	605	4,986	1,410
Ceding commissions	528	484	1,108	1,053

Ceded unpaid losses and loss adjustment expenses	$14,480	$8,153
Prepaid reinsurance premiums	2,970	1,961
Other amounts due from reinsurers	9,346	393

Gross premiums written and ceded premiums, losses and commissions as of and for the years ended December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	2012	2011
Gross premiums written	$55,050	$42,031
Ceded premiums written	6,472	6,173
Net premiums written	48,578	35,858

Ceded premiums earned	6,575	7,654
Ceded losses and loss adjustment expenses	3,628	2,767
Ceding commissions	5,441	2,412

Ceded unpaid losses and loss adjustment expenses	5,680	7,825
Prepaid reinsurance premiums	2,111	2,214
Other amounts due from reinsurers	340	219

Unpaid Claims (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Unpaid Claims [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense [Table Text Block]
Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the three and six month periods ended June 30, 2013 and June 30, 2012 were as follows (all amounts in '000s):

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Unpaid claims, beginning of period	$105,891	$83,902	$70,067	$91,643
Less: reinsurance recoverable	14,170	8,081	5,680	7,825
Net beginning unpaid claims reserves	91,721	75,821	64,387	83,818
Fair value of net loss reserves acquired from Gateway			29,857	—

Incurred related to:
Current year	10,957	5,367	21,199	11,165
Prior years	—	41	19	147
	10,957	5,408	21,218	11,312
Paid related to:
Current year	2,877	2,264	4,532	3,921
Prior years	9,060	9,768	20,189	22,012
	11,937	12,032	24,721	25,933

Net unpaid claims, end of period	90,741	69,197	90,741	69,197
Add: reinsurance recoverable	14,480	8,153	14,480	8,153
Unpaid claims, end of period	$105,221	$77,350	$105,221	$77,350

Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the years ended December 31, 2012 and December 31, 2011 were as follows (all amounts in '000s):

	2012	2011
Unpaid claims, beginning of period	$91,643	$132,579
Less: reinsurance recoverable	7,825	6,477
Net beginning unpaid claims reserves	83,818	126,102
Incurred related to:
Current year	26,329	27,303
Prior years	216	1,691
	26,545	28,994
Paid related to:
Current year	8,925	12,715
Prior years	37,051	58,563
	45,976	71,278

Net unpaid claims, end of period	64,387	83,818
Add: reinsurance recoverable	5,680	7,825
Unpaid claims, end of period	$70,067	$91,643

Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Options and Warrants [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock options - Stock option activity for the six month periods ended June 30, 2013 and June 30, 2012 follows (all prices in Canadian dollars):

	Six Month Periods Ended
	June 30, 2013		June 30, 2012
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	133,950	$5.76	136,109	$5.70
Granted	91,667	6.45	—	—
Exercised	—	—	(922)	3.00
Expired	—	—	(1,237)	3.00
Outstanding, end of period	225,617	$6.04	133,950	$5.76

Stock options - Stock option activity for the year ended December 31, 2012 and December 31, 2011 follows (all prices in Canadian dollars):

	2012		2011
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	136,109	$5.70	36,867	$3.00
Granted	—	—	123,250	6.00
Exercised	(922)	3.00	(24,008)	3.00
Expired	(1,237)	3.00	—	—
Outstanding, end of period	133,950	$5.76	136,109	$5.70

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
Information about options outstanding at June 30, 2013 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
March 18, 2010	March 18, 2020	10,700	10,700
January 18, 2011	January 18, 2021	123,250	92,438
January 11, 2013	January 11, 2023	91,667	—
Total		225,617	103,138

Information about options outstanding at December 31, 2012 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
January 18, 2011	January 18, 2021	123,250	61,625
March 18, 2010	March 18, 2020	10,700	10,700
Total		133,950	72,325

Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Other Employee Benefit Plans [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

	2012	2011
Change in Benefit Obligation
Benefit Obligation, beginning of year	$—	$5,110
Interest cost	—	229
Actuarial losses	—	(29)
Benefits paid	—	(229)
Settlement of obligation	—	(5,081)
Benefit Obligation, end of year	$—	$—

Change in Plan Assets
Fair value of plan assets, beginning of year	$—	$3,993
Actual return on plan assets	—	17
Employer contributions	—	1,300
Benefits Paid	—	(229)
Settlement of obligation	—	(5,081)
Fair value of plan assets, end of year	$—	$—

Funded Status, end of year	$—	$—

Items unrecognized as component of net pension cost, end of year (pre-tax)	—	—
Items unrecognized as component of net pension cost, end of year	—	—

Components of net pension cost
Interest cost	$—	$229
Expected return on plan assets	—	(177)
Amortization of prior service cost	—	—
Amortization of actuarial losses	—	61
Expense resulting from settlement of plan	—	2,544
Net periodic pension cost	$—	$2,657

Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share Capital [Abstract]
Schedule of Stock by Class [Table Text Block]
The share capital for the common shares is as follows:

		June 30, 2013		December 31, 2012
	Shares Authorized	Shares Issued and Outstanding	Amount (in '000s)	Shares Issued and Outstanding	Amount (in '000s)
Ordinary	266,666,667	6,904,420	$20	2,256,924	$4
Restricted	33,333,334	1,262,471	4	3,887,471	14
Total common shares	300,000,001	8,166,891	$24	6,144,395	$18

The share capital for the common shares is as follows:

As of December 31,		2012		2011
	Shares Authorized	Shares Issued and Outstanding	Amount (in '000s)	Shares Issued and Outstanding	Amount (in '000s)
Ordinary	266,666,667	2,256,924	$4	1,541,842	$4
Restricted	33,333,334	3,887,471	14	4,601,621	14
Total common shares	300,000,001	6,144,395	$18	6,143,463	$18

Deferred Policy Acquisition Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs [Abstract]
Schedule of Deferred Policy Acquisition Costs and Present Value of Future Profits [Table Text Block]
Deferred policy acquisition costs for the six month periods ended June 30, 2013 and June 30, 2012 (in '000s):

	Six Month Periods Ended
	June 30, 2013	June 30, 2012
Balance, beginning of period	$3,764	$3,020
Acquired in business combination	1,233	—
Acquisition costs deferred	4,161	2,529
Amortization charged to income	4,497	2,768
Balance, end of period	$4,661	$2,781

Deferred policy acquisition costs for the year ended December 31, 2012 and December 31, 2011 (in '000s):

	2012	2011
Balance, beginning of period	$3,020	$3,804
Acquisition costs deferred	7,215	6,510
Amortization charged to income	6,471	7,294
Balance, end of period	$3,764	$3,020

Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Balances by Related Party [Table Text Block]
At June 30, 2013 and December 31, 2012, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

	June 30, 2013	December 31, 2012
Kingsway America Inc.	$44	$43
Kingsway Amigo Insurance Company	4	1
Total	$48	$44

As at December 31, 2012 and December 31, 2011, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

As of December 31,	2012	2011
Kingsway America Inc.	$43	$291
Universal Casualty Company	—	(500)
Kingsway Amigo Insurance Company	1	(1)
Total	$44	$(210)

Settlement of Pension Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	$ 2,544

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of net income available to common shareholders
Net income (loss) attributable to Atlas	$ 1,701	$ 1,244	$ 1,657	$ 130	$ 135	$ (3,024)	$ 1,066	$ 193	$ (705)	$ 2,303	$ 265	$ 3,166	$ (2,470)
Preferred Stock Dividends	225			202						501	402	810	810
Net income/(loss) attributable to common shareholders	$ 1,476	$ 1,037	$ 1,455	$ (72)	$ (64)	$ (3,228)	$ 862	$ (9)	$ (905)	$ 1,802	$ (137)	$ 2,356	$ (3,280)
Basic:
Weighted Average Number of Shares Outstanding, Basic	8,131,450			6,144,385						7,591,092	6,145,099	6,144,281	6,124,542
Earnings/(loss) per common share, basic	$ 0.18	$ 0.17	$ 0.24	$ (0.01)	$ 0	$ (0.53)	$ 0.14	$ 0	$ (0.15)	$ 0.24	$ (0.02)	$ 0.38	$ (0.54)
Diluted:
Weighted Average Number Diluted Shares Outstanding Adjustment	252,794			0								2,290,667	0
Weighted Average Number of Shares Outstanding, Diluted	10,968,405			6,144,385						10,346,756	6,145,099	8,434,948	6,124,542
Earnings/(loss) per common share, diluted	$ 0.16	$ 0.15	$ 0.24	$ (0.01)	$ 0	$ (0.53)	$ 0.14	$ 0	$ (0.15)	$ 0.22	$ (0.02)	$ 0.38	$ (0.54)
Stock Options [Member]
Diluted:
Weighted Average Number Diluted Shares Outstanding Adjustment										31,719	0
Warrant [Member]
Diluted:
Weighted Average Number Diluted Shares Outstanding Adjustment										183,945	0

Acquisition of Gateway Pro Forma Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Pro Forma Revenue	$ 11,287	$ 23,189	$ 53,708	$ 56,361
Pro Forma Net Income (Loss)	$ 77	$ (12)	$ (1,346)	$ (4,392)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.02)	$ (0.05)

Acquisition of Gateway Purchase Price Allocation (Details) (USD $)	Jan. 02, 2013	Jun. 30, 2012
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 12,282,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	2,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	14,282,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents	45,421,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	17,273,000
Business Acquisition, Purchase Price Allocation, Current Assets, Deferred Policy Acquisition Costs	685,000	0
Business Acquisition, Purchase Price Allocation, Assets Acquired	63,574,000
Business Acquisition, Purchase Price Allocation, Unpaid Claims	36,209,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Deferred Revenue	9,601,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accrued Liabilities	3,482,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	49,292,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	14,282,000
June 30, 2013 [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	12,282,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	2,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	14,282,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents	45,421,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	8,694,000
Business Acquisition, Purchase Price Allocation, Reinsurance recoverable	6,352,000
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	740,000
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment	923,000
Business Acquisition, Purchase Price Allocation, Current Assets, Deferred Policy Acquisition Costs	1,233,000
Business Acquisition, Purchase Price Allocation, Assets Acquired	63,363,000
Business Acquisition, Purchase Price Allocation, Unpaid Claims	36,209,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Deferred Revenue	9,601,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Other Liabilities	286,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accrued Liabilities	2,985,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	49,081,000
December 31, 2012 [Member]
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment	195,000
DividendPaidByGateway [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	6
PreferredSharesIssuedByAtlas [Member] [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	2
CashPaidByAtlas [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 6.3

Acquisition of Gateway Supplemental Information Regarding Gateway Purchase (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jan. 02, 2013
Statement [Line Items]
Business Combination, Acquisition Related Costs	$ 0	$ 0	$ 406,000	$ 0
Reserve Development Protection Payable					2
ReserveDevelopmentProtection					2
Business Acquisition, Cost of Acquired Entity, Purchase Price					14,282,000
Severance Costs			337,000
DividendPaidByGateway [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					6
PreferredSharesIssuedByAtlas [Member] [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					2
CashPaidByAtlas [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					$ 6.3

Acquisition of Gateway Severance Costs Applicable to Gateway (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Restructuring Applicable to Gateway [Abstract]
Restructuring Reserve	$ 0
Severance Costs	337,000
Restructuring Reserve, Settled with Cash	(211,000)
Restructuring Reserve	$ 126,000

Investments Schedule of Available-for-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 47,109	$ 34,993	$ 44,835
Available-for-sale Securities, Gross Unrealized Gains	207	879	911
Available-for-sale Securities, Gross Unrealized Losses	878	9	0
Available-for-sale Securities, Fair Value Disclosure	46,438	35,863
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	40,070	35,922	35,572
Available-for-sale Securities, Gross Unrealized Gains	2	1,253	825
Available-for-sale Securities, Gross Unrealized Losses	326	16	24
Available-for-sale Securities, Fair Value Disclosure	39,746	37,159
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	22,138	20,387	17,493
Available-for-sale Securities, Gross Unrealized Gains	31	433	208
Available-for-sale Securities, Gross Unrealized Losses	380	7	0
Available-for-sale Securities, Fair Value Disclosure	21,789	20,813
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	10,220	4,121	3,573
Available-for-sale Securities, Gross Unrealized Gains	4	123	99
Available-for-sale Securities, Gross Unrealized Losses	39	0	1
Available-for-sale Securities, Fair Value Disclosure	10,185	4,244
Fixed Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	119,537	95,423	101,473
Available-for-sale Securities, Gross Unrealized Gains	244	2,688	2,043
Available-for-sale Securities, Gross Unrealized Losses	1,623	32	25
Available-for-sale Securities, Fair Value Disclosure	118,158	98,079	103,491
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	569	1,563	994
Available-for-sale Securities, Gross Unrealized Gains	0	8	147
Available-for-sale Securities, Gross Unrealized Losses	194	0	0
Available-for-sale Securities, Fair Value Disclosure	375	1,571	1,141
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	120,106	96,986	102,467
Available-for-sale Securities, Gross Unrealized Gains	244	2,696	2,190
Available-for-sale Securities, Gross Unrealized Losses	1,817	32	25
Available-for-sale Securities, Fair Value Disclosure	$ 118,533	$ 99,650	$ 104,632

Investments Classified by Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Classified by Contractual Maturity Date [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	$ 4,190	$ 9,513	$ 29,407
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value as Percent of Total	3.50%	9.70%	28.40%
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	37,513	23,124	27,317
Available-for-Sale Securities, Debt Maturities, after one through five years, fair value, as percent of total	31.70%	23.60%	26.40%
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	28,269	20,524	10,242
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value, as Percent of Total	23.90%	20.90%	9.90%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	48,186	44,918	36,525
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value, as Percent of Total	40.80%	45.70%	35.30%
Available-for-sale Securities, Debt Securities	$ 118,158	$ 98,079	$ 103,491

Limited Liability Investment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 1,249	$ 1,262	$ 0

Schedule of Investment Gains (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 29, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Marketable Securities, Realized Gain (Loss)		$ 394			$ 0	$ 636	$ 0
Available-for-sale Securities, Gross Realized Gains	1		291			799	4,147
Realized Investment Gains (Losses)	$ 395		$ 291	$ 488	$ 319	$ 1,435	$ 4,147

Schedule of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Investment Income, Interest	$ 624	$ 729	$ 2,757	$ 3,791
Dividend Income, Operating	5	15	19	12
Equity in net income/(loss) of subsidiaries	62	0	55	0
Investment expenses	(144)	(87)	(378)	(523)
Net investment income	$ 547	$ 657	$ 2,453	$ 3,280

Collateral (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 8.3	$ 8.3	$ 10.4
Deposit Assets	$ 14.7	$ 9.8	$ 11.8

Provision for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Allowance for Doubtful Accounts [Member]
Provision for Doubtful Accounts	$ 64	$ (79)	$ 248	$ 52

Fair Value of Assets Measeured on Recurring and Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	$ 118,158	$ 98,079	$ 103,491
Available-for-sale Securities, Equity Securities	375	1,571	1,141
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	1,249	1,262	0
Available-for-sale Securities	119,782	100,912	104,632
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	13,313	11,414	14,504
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	104,794	88,002	90,128
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	1,675	1,496	0
Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities		98,079
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	12,938	9,843	13,363
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	104,794	88,002	90,128
Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities	426	234	0
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities		1,571
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	375	1,571	1,141
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	0	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	0	0	0
Equity Method Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		1,262
Equity Method Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0
Equity Method Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0
Equity Method Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 1,249	$ 1,262

Statutory Accounting Measurements (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term			8 years
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 740,000		$ 484,000	$ 4,254,000
Provision for Doubtful Accounts	64,000	(79,000)		248,000
Statutory Accounting Practices, Statutory Capital and Surplus, Balance			52,200,000	50,000,000
American Service Insurance Company, Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount			(1,600,000)	(497,000)
American Country Insurance Company, Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount			$ (457)	$ (2,300,000)

Income Taxes (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	4.10%	0.00%	3.10%	0.00%	0.00%	(32.00%)

Income Tax Rate Reconciliation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 602,000	$ 44,000	$ 807,000	$ 90,000	$ 1,076,000	$ (1,235,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%	34.00%	34.00%	(34.00%)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(586,000)	(44,000)	(931,000)	(92,000)	(1,119,000)	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(33.10%)	(34.00%)	(39.10%)	(34.80%)	(35.30%)	0.00%
Income Tax Reconciliation, Nondeductible Expense	9,000	1,000	150,000	5,000	48,000	5,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense	0.50%	0.80%	6.30%	1.90%	1.50%	0.10%
Income Tax Reconciliation, Qualifying Transaction					0	75,000
Effective Income Tax Rate Reconciliation, Qualifying Transaction					0	0.021
Income Tax Reconciliation, Other Adjustments	47,000	(1,000)	46,000	(3,000)	(5,000)	(8,000)
Effective Income Tax Rate Reconciliation, Deductions, Other	2.70%	(0.80%)	1.90%	(1.10%)	(0.20%)	(0.20%)
Income Tax Expense (Benefit)	$ 72,000	$ 0	$ 72,000	$ 0	$ 0	$ (1,163,000)
Effective Income Tax Rate, Continuing Operations	4.10%	0.00%	3.10%	0.00%	0.00%	(32.00%)

Components of Income Tax Expense (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current tax expense/(benefit)				$ 0	$ 0	$ 0
Deferred tax (benefit)/expense			0	0	0	(1,163,000)
Income Tax Expense (Benefit)	$ 72,000	$ 0	$ 72,000	$ 0	$ 0	$ (1,163,000)

Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Unpaid claims and unearned premiums	$ 4,251	$ 3,144	$ 3,004
Loss carry-forwards	16,103	16,128	15,558
Bad debts	251	164	1,297
Other	942	907	1,338
Deferred Tax Assets, Valuation Allowance	(11,318)	(11,242)	12,361
Total deferred tax assets, net of allowance	10,229	9,101	8,836
Investment securities	585	910	740
Deferred policy acquisition costs	1,585	1,280	1,027
Other	14	306	294
Total gross deferred tax liabilities	2,184	2,496	2,061
Deferred tax asset, net	$ 8,045	$ 6,605	$ 6,775

Schedule of Tax Carryforwards (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 29, 2013	Dec. 31, 2012	Jun. 30, 2013
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		$ 47,435	$ 47,364,000
Carryforward Expiring in 2021 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2001	2001
Operating Loss Carryforwards, Expiration Dates	2021	2021
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		14,750	12,563,000
Carryforward Expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2002	2002
Operating Loss Carryforwards, Expiration Dates	2022	2022
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		4,317	4,317,000
Carryforward Expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2004
Operating Loss Carryforwards, Expiration Dates	2024
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			125,000
Carryforward Expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2005
Operating Loss Carryforwards, Expiration Dates	2025
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			183,000
Carryforward Expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2006	2006
Operating Loss Carryforwards, Expiration Dates	2026	2026
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		7,825	7,825,000
Carryforward Expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2007	2007
Operating Loss Carryforwards, Expiration Dates	2027	2027
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		5,131	5,131,000
Carryforward Expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2008	2008
Operating Loss Carryforwards, Expiration Dates	2028	2028
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		1,949	1,949,000
Carryforward Expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2009	2009
Operating Loss Carryforwards, Expiration Dates	2029	2029
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		1,949	1,949,000
Carryforward Expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2010	2010
Operating Loss Carryforwards, Expiration Dates	2030	2030
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		1,949	2,442,000
Carryforward Expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2011	2011
Operating Loss Carryforwards, Expiration Dates	2031	2031
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		9,349	10,558,000
Carryforward Expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2012	2012
Operating Loss Carryforwards, Expiration Dates	2032	2032
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		$ 216	$ 322,000

Assets Held for Sale Assets Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 22, 2012
Assets Held for Sale [Abstract]
Proceeds from Sale of Property Held-for-sale	$ 14,000,000
Closing costs related to sale of property			633,000
Real Estate Taxes and Insurance			792,000
Escrow Deposits Related to Property Sales	830,000
Gain (Loss) on Sale of Property Plant Equipment			213,000
Operating Leases, Rent Expense	357,000
Sale Leaseback Transaction, Current Period Gain Recognized	$ (26,000)	$ 0

Assets Held for Sale Operating Lease Payments Due on HQ Building (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012 Elk Grove Village Headquarters Building [Member]
Minimum Lease Payments Related to Elk Grove Village HQ Building [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months		$ 653
Operating Leases, Future Minimum Payments, Due in Two Years	1,019	673
Operating Leases, Future Minimum Payments, Due in Three Years	1,029	693
Operating Leases, Future Minimum Payments, Due in Four Years	770	714
Operating Leases, Future Minimum Payments, Due Thereafter	281	281
Operating Leases, Future Minimum Payments Due	$ 3,659	$ 3,014

Operating Lease Commitments Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012 Elk Grove Village Headquarters Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months		$ 653
Operating Leases, Future Minimum Payments Due, Next Twelve Months	560
Operating Leases, Future Minimum Payments, Due in Two Years	1,019	673
Operating Leases, Future Minimum Payments, Due in Three Years	1,029	693
Operating Leases, Future Minimum Payments, Due in Four Years	770	714
Operating Leases, Future Minimum Payments, Due Thereafter	281	281
Operating Leases, Future Minimum Payments Due	$ 3,659	$ 3,014

Software and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Software and Equipment [Abstract]
Leasehold improvements	$ 501,000	$ 501,000	$ 0
Internal use software	5,499,000	4,560,000	4,131,000
Computer equipment	1,657,000	1,505,000	1,463,000
Furniture and other office equipment	365,000	306,000	1,142,000
Total	8,022,000	6,872,000	6,736,000
Accumulated Depreciation	(6,042,000)	(5,735,000)	(6,296,000)
Balance, end of period	$ 1,980,000	$ 1,137,000	$ 440,000

Underwriting Policy and Reinsurance Ceded (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2010
Underwriting Policy and Reinsurance Ceded [Abstract]
Ceded premiums written	$ 1,587			$ 1,427						$ 8,666	$ 2,960	$ 6,472	$ 6,173
Premiums Written, Net	14,974			7,815						30,250	18,036	48,578	35,858
Direct Premiums Written	16,562	10,701	23,353	9,242	11,754	9,081	10,928	7,856	14,166	38,915	20,996	55,050	42,031
Ceded premiums earned	3,357			1,570						7,864	3,213	6,575	7,654
Ceded losses and loss adjustment expenses	1,917			605						4,986	1,410	3,628	2,767
Fees and Commissions, Other	528			484						1,108	1,053	5,441	2,412
Prepaid Reinsurance Premiums	2,970	2,111		1,961		2,214				2,970	1,961	2,111	2,214
Reinsurance Receivables, Incurred but Not Reported Claims	14,480	5,680		8,153	8,081	7,825				14,480	8,153	5,680	7,825	14,170	6,477
Other Amounts due from Reinsurers	$ 9,346	$ 340		$ 393		$ 219				$ 9,346	$ 393	$ 340	$ 219

Unpaid Claims (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 29, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Business Acquisition, Purchase Price Allocation, Unpaid Claims								$ 29,857
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid claims, beginning of period	105,891	70,067	83,902	70,067	91,643	91,643	132,579
Reinsurance Receivables, Incurred but Not Reported Claims	14,170	5,680	8,081	5,680	7,825	7,825	6,477
Net beginning unpaid claims reserves	91,721	64,387	75,821	64,387	83,818	83,818	126,102
Incurred related to:
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims Current Year	10,957		5,367	21,199	11,165	26,329	27,303
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims, Prior Years	0		41	19	147	216	1,691
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims	10,957		5,408	21,218	11,312	26,545	28,994
Paid related to:
Current year	2,877		2,264	4,532	3,921	8,925	12,715
Prior years	9,060		9,768	20,189	22,012	37,051	58,563
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid	11,937	24,721	12,032		25,933	45,976	71,278
Net unpaid claims, end of period	90,741		69,197	90,741	69,197	64,387	83,818
Reinsurance Receivables, Incurred but Not Reported Claims	14,480		8,153	14,480	8,153	5,680	7,825
Unpaid claims, end of period	$ 105,221		$ 77,350	$ 105,221	$ 77,350	$ 70,067	$ 91,643

Stock Options and Warrants Schedule of Outstanding Options (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 3-18-2010 Stock Option Grant [Member]	Dec. 31, 2012 3-18-2010 Stock Option Grant [Member]	Jun. 30, 2013 1-18-11 Stock Option Grant [Member]	Dec. 31, 2012 1-18-11 Stock Option Grant [Member]	Jun. 30, 2013 1-11-2013 Stock Option Grant [Member]
Schedule of Outstanding Options [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 5.69	$ 5.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	225,617	133,950	133,950	136,109	36,867	10,700	10,700	123,250	123,250	91,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	103,138	72,325				10,700	10,700	92,438		0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						Mar 18, 2020		Jan 18, 2021		Jan 11, 2023

Schedule of Activity Related Share-Based Compensation (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	133,950	133,950	136,109	136,109	36,867
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 5.76	$ 5.76	$ 5.7	$ 5.7	$ 3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	91,667	91,667	0	0	123,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 6.45	$ 0	$ 0	$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		0	(922)	(922)	(24,008)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0	$ 3	$ 3	$ 3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		0	1,237	(1,237)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price		$ 0	$ 3	$ 3	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		225,617	133,950	133,950	136,109
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 6.04	$ 5.76	$ 5.76	$ 5.7

Supplementary Dislcosures Related to Stock Options (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 29, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 18, 2011	Dec. 31, 2010
Exercise Price 3-18-2010 Stock Option Grant									$ 3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 724,000				$ 724,000		$ 40,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		100.00%					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			91,667		91,667	0	0	123,250
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		65.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	225,617			133,950	225,617	133,950	133,950	136,109		36,867
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 6.45	$ 0	$ 0	$ 6
Portion of January 18, 2011 Award Vesting on First, Second and Third Anniversary Dates							25.00%	25.00%
Percent Of January 18, 2011 Stock Option Grant Vested on Date of Grant							25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 3.72
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.88%					2.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		3.13%					3.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Minimum		6 years					6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		10 years					9 years
Share-based compensation	63			28	122,000	57,000	113,000	113,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 520,000				$ 520,000		$ 225,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		4 years					2 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 5.69				$ 5.69		$ 5.56
1-11-13 Stock Option Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 4.54
1-18-11 Stock Option Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	123,250				123,250		123,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 3.72

Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	8 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		70,997
November 1, 2010 Warrant Issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants and Rights Outstanding	1,327,834	1,256,837
Class of Warrant or Right, Exercise Price of Warrants or Rights	6	6

Other Employee Benefit Plans Schedule of Pension Plan Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Employee Benefit Plans [Abstract]
Defined Benefit Plan, Benefit Obligation	$ 0	$ 0	$ 5,110,000
Defined Benefit Plan, Interest Cost	0	229,000
Defined Benefit Plan, Amortization of Gains (Losses)	0	(29,000)
Defined Benefit Plan, Benefits Paid	0	(229,000)
Defined Benefit Plan, Settlements, Benefit Obligation	0	(5,081,000)
Defined Benefit Plan, Fair Value of Plan Assets	0	0	3,993,000
Defined Benefit Plan, Actual Return on Plan Assets	0	17,000
Defined Benefit Plan, Contributions by Employer	0	1,300,000
Funded Status, end of year	0	0
Items unrecognized as component of net pension cost, end of year (pre-tax)	0	0
Items unrecognized as component of net pension cost, end of year	0	0
Defined Benefit Plan, Expected Return on Plan Assets	0	(177,000)
Defined Benefit Plan, Amortization of Net Gains (Losses)	0	0
Defined Benefit Plan, Amortization of Net Gains (Losses)	0	61,000
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax	0	2,473,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		2,544,000
Net periodic pension cost	$ 0	$ 2,657,000

Employee Stock Purchase Plan (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Expenses Related to Employee Stock Purchase Plan	$ 15	$ 14	$ 51	$ 38

Share Capital Shares Sold in IPO (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	4,125,000	4,125,000
Initial Public Offering, Price Per Share	$ 5.85	$ 5.85
Additional Shares to have been Purchased by Underwriters to Cover Overallotments		618,750
Proceeds from Issuance Initial Public Offering	$ 10,300	$ 9,750
Shares Issued To Underwriters To Cover Over-Allotments [Domain]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	451,500
Stock Issued During Period, Shares, New Issues		451,500
Shares Sold by Atlas [Domain]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	1,500,000	1,500,000
Shares Sold by Kingsway [Domain]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	2,625,000	2,625,000

Preferred Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share Capital [Abstract]
Preferred Stock, Shares Outstanding	20,000,000		18,000,000	18,000,000
Payments of Dividends	$ (2,076)	$ 0
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.045		$ 0.045
Preferred Stock, Dividend Rate, Percentage	4.50%		4.50%
Preferred Stock, Liquidation Preference Per Share	$ 1		$ 1	$ 1
Convertible Preferred Stock, Shares Issued upon Conversion	0.127		0.127
Preferred Stock, Redemption Price Per Share	$ 1		$ 1
Preferred Stock, Amount of Preferred Dividends in Arrears	$ 23		$ 1,620
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears			$ 0.26

Schedule of Stock by Class (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common Stock, Shares Authorized	300,000,001	300,000,001
Common Stock, Shares, Outstanding	8,166,891	6,144,395	6,143,463
Common Stock, Value, Outstanding	$ 24	$ 18	$ 18
Ordinary Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	266,666,667	266,666,667	266,666,667
Common Stock, Shares, Outstanding	6,904,420	2,256,924	1,541,842
Common Stock, Value, Outstanding	20	4	4
Restricted Voting Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	33,333,334	33,333,334	33,333,334
Common Stock, Shares, Outstanding	1,262,471	3,887,471	4,601,621
Common Stock, Value, Outstanding	$ 4	$ 14	$ 14

Deferred Policy Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013
Deferred Policy Acquisition Costs [Abstract]
Business Acquisition, Purchase Price Allocation, Current Assets, Deferred Policy Acquisition Costs		$ 0		$ 0			$ 685
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Net	4,661	2,781	4,661	2,781	3,764	3,020
Deferred Policy Acquisition Costs, Additions			4,161	2,529	7,215	6,510
Deferred Policy Acquisition Cost, Amortization Expense	2,227	1,395	4,497	2,768	6,471	7,294
Deferred Policy Acquisition Costs, Net			$ 3,764	$ 3,020	$ 3,020	$ 3,804

Selected Quarterly Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Data [Abstract]
Gross premium written	$ 16,562	$ 10,701	$ 23,353	$ 9,242	$ 11,754	$ 9,081	$ 10,928	$ 7,856	$ 14,166	$ 38,915	$ 20,996	$ 55,050	$ 42,031
Net premium earned	16,968	11,914	10,934	7,552	8,310	9,079	8,797	9,062	8,809	32,856	15,861	38,709	35,747
Underwriting income/(loss)		305	264	(868)	(617)	(6,325)	(1,729)	(1,278)	(1,906)
Net income (loss) attributable to Atlas	1,701	1,244	1,657	130	135	(3,024)	1,066	193	(705)	2,303	265	3,166	(2,470)
Net income/(loss) attributable to common shareholders	$ 1,476	$ 1,037	$ 1,455	$ (72)	$ (64)	$ (3,228)	$ 862	$ (9)	$ (905)	$ 1,802	$ (137)	$ 2,356	$ (3,280)
Basic earnings/(loss) per common share(1)	$ 0.18	$ 0.17	$ 0.24	$ (0.01)	$ 0	$ (0.53)	$ 0.14	$ 0	$ (0.15)	$ 0.24	$ (0.02)	$ 0.38	$ (0.54)
Diluted earnings/(loss) per common share(1)	$ 0.16	$ 0.15	$ 0.24	$ (0.01)	$ 0	$ (0.53)	$ 0.14	$ 0	$ (0.15)	$ 0.22	$ (0.02)	$ 0.38	$ (0.54)

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 48	$ 44	$ (210)
Balance Due To/From Kingsway America, Inc. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	44	43	291
Balance Due To and From Universal Casualty Company, Inc [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		0	(500)
Balance Due To/From Kingsway Amigo Insurance Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 4	$ 1	$ (1)

Related Party Transactions Activity with Avalon Risk Management (Details) (Expenses Incurred to Avalon Risk Management [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses Incurred to Avalon Risk Management [Member]
Related Party Transaction [Line Items]
Insurance Commissions	$ 2,000,000	$ 2,300,000
Marketing Expense	$ 0	$ 137,000

Subsequent Events January 11, 2013 Stock Option Grant (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	91,667	91,667	0	0	123,250
Exercise Price January 11, 2013 Stock Option Grant	$ 6.45
Expiration Date January 11, 2013 Grant	Jan 11, 2023

Subsequent Events U.S. Initial Public Offering (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Date of U.S. Initial Public Offering	Feb 11, 2013
Shares Sold in U.S. Initial Public Offering	4,125,000	4,125,000
Initial Public Offering, Price Per Share	$ 5.85	$ 5.85
Proceeds from Issuance Initial Public Offering	$ 10,300	$ 9,750
Additional Shares to be Purchased by Underwriters to Cover Overallotments	618,750
Shares Sold by Atlas [Domain]
Shares Sold in U.S. Initial Public Offering	1,500,000	1,500,000
Shares Sold by Kingsway [Domain]
Shares Sold in U.S. Initial Public Offering	2,625,000	2,625,000
Shares Issued To Underwriters To Cover Over-Allotments [Domain]
Shares Sold in U.S. Initial Public Offering	451,500

Defined Contribution Plan (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 37	$ 34	$ 110	$ 105